Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	AMH
Entity Registrant Name	AMERICAN HOMES 4 RENT
Entity Central Index Key	0001562401
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Single-family properties:
Land	$ 580,433,000	$ 96,139,000	$ 498,000
Buildings and improvements	2,472,921,000	411,706,000	3,018,000
Single-family properties, gross	3,053,354,000	507,845,000	3,516,000
Less: accumulated depreciation	(13,850,000)	(2,132,000)	(21,000)
Single-family properties, net	3,039,504,000	505,713,000	3,495,000
Investment in real estate entity
Cash and cash equivalents	251,406,000	397,198,000	0
Restricted cash for resident security deposits	13,572,000
Rent and other receivables	7,644,000	6,586,000	11,000
Escrow deposits, prepaid expenses and other assets	27,936,000	11,961,000
Escrow deposits		10,968,000
Deferred costs and other intangibles, net	21,978,000
Prepaid expenses and other assets		993,000	17,000
Goodwill	120,655,000
Total assets	3,482,695,000	921,458,000	3,523,000
Liabilities
Credit facility	670,000,000
Accounts payable and accrued expenses	75,318,000	11,282,000	49,000
Amounts payable to affiliates	21,160,000	5,012,000
Contingently convertible Series E units liability	64,881,000
Total liabilities	831,359,000	16,294,000	49,000
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,965,413,000	914,565,000	3,516,000
Accumulated deficit	(32,027,000)	(10,278,000)	(42,000)
Total shareholders' equity	1,934,686,000	904,674,000	3,474,000
Noncontrolling interest	716,650,000	490,000
Total equity	2,651,336,000	905,164,000	3,474,000
Total liabilities and equity	3,482,695,000	921,458,000	3,523,000
Pro Forma [Member]
Single-family properties:
Investment in real estate entity
Liabilities
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital		549,602,000
Accumulated deficit		(10,278,000)
Total shareholders' equity		539,717,000
Noncontrolling interest		365,447,000
Total equity		905,164,000
Class A Common Shares [Member]
Shareholders' equity:
Common shares	1,294,000	387,000
Class A Common Shares [Member] | Pro Forma [Member]
Shareholders' equity:
Common shares		387,000
Class B Common Shares [Member]
Shareholders' equity:
Common shares	6,000
Class B Common Shares [Member] | Pro Forma [Member]
Shareholders' equity:
Common shares		$ 6,000

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares authorized	450,000,000	450,000,000
Common shares, shares issued	129,433,425	38,663,998
Common shares, outstanding	129,433,425	38,663,998
Class B Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	635,075	667
Common shares, outstanding	635,075	667
Pro Forma [Member] | Class B Common Shares [Member]
Common shares, par value		$ 0.01
Common shares, shares authorized		50,000,000
Common shares, shares issued		635,075
Common shares, outstanding		635,075

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue:
Rents from single-family properties	$ 17,585,000	$ 184,000	$ 24,144,000	$ 280,000	$ 65,000	$ 4,540,000
Other	535,000		535,000
Total revenue	18,120,000	184,000	24,679,000	280,000	65,000	4,540,000
Expenses:
Leased single-family properties	6,859,000	90,000	9,362,000	133,000	27,000	1,744,000
Vacant single-family properties	4,391,000	96,000	6,120,000	118,000	12,000	1,846,000
General and administrative expense	811,000	1,487,000	2,436,000	1,657,000	47,000	7,199,000
Advisory fees	3,610,000		6,352,000			937,000
Interest expense			370,000
Noncash share-based compensation expense	279,000		453,000			70,000
Acquisition fees and costs expensed	2,099,000		3,489,000			869,000
Depreciation and amortization	10,879,000	77,000	13,784,000	102,000	21,000	2,111,000
Total expenses	28,928,000	1,750,000	42,366,000	2,010,000	107,000	14,776,000
Gain on remeasurement of equity method investment	10,945,000		10,945,000
Income / (loss) from continuing operations	137,000	(1,566,000)	(6,742,000)	(1,730,000)
Discontinued operations
Gain on disposition of assets	904,000		904,000
Income from discontinued operations	82,000		104,000
Total income from discontinued operations	986,000		1,008,000
Net income / (loss)	1,123,000	(1,566,000)	(5,734,000)	(1,730,000)	(42,000)	(10,236,000)
Noncontrolling interest	4,664,000		5,559,000
Conversion of preferred units	10,456,000		10,456,000
Net loss attributable to common shareholders	$ (13,997,000)	$ (1,566,000)	$ (21,749,000)	$ (1,730,000)	$ (42,000)	$ (10,236,000)
Weighted average shares outstanding-basic and diluted	95,971,706	3,301,667	72,234,717	3,301,667	3,301,667	7,225,512
Net loss per share-basic and diluted:
Loss from continuing operations	$ (0.16)	$ (0.47)	$ (0.31)	$ (0.52)
Discontinued operations	$ 0.01		$ 0.01
Net loss attributable to common shareholders per share-basic and diluted	$ (0.15)	$ (0.47)	$ (0.3)	$ (0.52)	$ (0.01)	$ (1.42)

Condensed Consolidated Statements of Equity (USD $)	Total USD ($)	Alaska Joint Venture Acquisition [Member] USD ($)	RJ LLC [Member] USD ($)	2,770 Property Contribution [Member] USD ($)	Contributions [Member] USD ($)	Class A Common Shares [Member] USD ($)	Class A Common Shares [Member] Alaska Joint Venture Acquisition [Member] USD ($)	Class A Common Shares [Member] Subscription Agreement [Member] USD ($)	Class A Common Shares [Member] Contributions [Member] USD ($)	Class B Common Shares [Member] USD ($)	Class B Common Shares [Member] 2,770 Property Contribution [Member] USD ($)	Class B Common Shares [Member] Contributions [Member]	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Alaska Joint Venture Acquisition [Member] USD ($)	Additional Paid-in Capital [Member] 2,770 Property Contribution [Member] USD ($)	Additional Paid-in Capital [Member] Subscription Agreement [Member] USD ($)	Additional Paid-in Capital [Member] Contributions [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Shareholders' Equity [Member] USD ($)	Shareholders' Equity [Member] Alaska Joint Venture Acquisition [Member] USD ($)	Shareholders' Equity [Member] 2,770 Property Contribution [Member] USD ($)	Shareholders' Equity [Member] Contributions [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] Alaska Joint Venture Acquisition [Member] USD ($)	Noncontrolling Interest [Member] RJ LLC [Member] USD ($)	Noncontrolling Interest [Member] 2,770 Property Contribution [Member] USD ($)	Noncontrolling Interest [Member] Contributions [Member] USD ($)
Beginning Balances at Jun. 22, 2011
Issuance of common stock other				$ 3,516,000											$ 3,516,000						$ 3,516,000
Net loss	(42,000)																	(42,000)	(42,000)
Ending Balances at Dec. 31, 2011	3,474,000												3,516,000					(42,000)	3,474,000
Issuances of common equity, net of offering costs	494,839,000					354,000							494,485,000						494,839,000
Issuance of common equity, shares						35,363,998
Issuance of common stock other				369,371,000	47,646,000				33,000						369,371,000		47,123,000				369,371,000	47,156,000					490,000
Issuance of common stock other, shares									3,300,000			667
Share-based compensation	70,000												70,000						70,000
Net loss	(10,236,000)																	(10,236,000)	(10,236,000)
Ending Balances at Dec. 31, 2012	905,164,000					387,000				667,000			914,565,000					(10,278,000)	904,674,000				490,000
Ending Balances, shares at Dec. 31, 2012						38,663,998				667
Issuances of common equity, net of offering costs	703,497,000					467,000							703,030,000						703,497,000
Issuance of common equity, shares						46,718,750
Issuance of common stock other				33,535,000				4,000			6,000				(356,487,000)	(4,000)					(356,481,000)					390,016,000
Issuance of common stock other, shares								434,783			634,408
Management Internalization	65,188,000																						65,188,000
Joint Venture Acquisition		904,487,000	61,060,000				436,000							703,856,000						704,292,000				200,195,000	61,060,000
Joint Venture Acquisition, shares							43,609,394
Share-based compensation	453,000												453,000						453,000
Share-based compensation, Shares						6,500
Distributions to noncontrolling interests	(5,858,000)																						(5,858,000)
Conversion of preferred units	(10,456,000)																	(10,456,000)	(10,456,000)
Net loss	(5,734,000)																	(11,293,000)	(11,293,000)				5,559,000
Ending Balances at Jun. 30, 2013	$ 2,651,336,000					$ 1,294,000				$ 6,000			$ 1,965,413,000					$ (32,027,000)	$ 1,934,686,000				$ 716,650,000
Ending Balances, shares at Jun. 30, 2013						129,433,425				635,075

Condensed Consolidated Statements of Equity (Parenthetical) (USD $)	1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013 2013 Offering [Member]	Jun. 30, 2013 2013 Offering [Member]	Dec. 31, 2012 2012 Offering [Member]	Dec. 31, 2012 2012 Offering [Member]
Net of offering costs	$ 44,003,000	$ 44,003,000	$ 40,928,000	$ 40,928,000,000

Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (5,734,000)	$ (10,236,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	13,784,000	2,111,000
Noncash amortization of deferred financing costs	186,000
Noncash share-based compensation	453,000	70,000
Gain on remeasurement of equity method investment	(10,945,000)
Acquisition costs attributable to contributed properties		455,000
Gain on disposition of discontinued operations	(904,000)
Other changes in operating assets and liabilities:
Rent and other receivables	4,736,000	(82,000)
Resident security deposits	(13,572,000)
Prepaid expenses and other assets	(475,000)	(492,000)
Deferred leasing costs	(3,197,000)
Accounts payable and accrued expenses	23,056,000	676,000
Amounts payable to affiliates	(5,349,000)	949,000
Net cash provided by (used in) operating activities	2,039,000	(6,549,000)
Investing activities
Cash paid for single-family properties	(1,293,745,000)	(87,506,000)
Escrow deposits for purchase of single-family properties	(18,227,000)	(7,393,000)
Cash acquired in non-cash business combinations	33,099,000
Net proceeds received from sale of discontinued operations	8,844,000
Distributions from unconsolidated joint venture	3,431,000
Improvements to single-family properties	(236,849,000)	(2,571,000)
Net cash used in investing activities	(1,503,447,000)	(97,470,000)
Financing activities
Implied contribution by Sponsor for historical operations	517,000	5,888,000
Proceeds from issuance of Class A units in Operating Partnership		490,000
Proceeds from credit facility	670,000,000
Proceeds from bridge loan	115,000,000
Payments on bridge loan	(115,000,000)
Extinguishment of RJ1 note payable	(7,600,000)
Distributions to noncontrolling interests	(5,858,000)
Deferred financing costs	(4,940,000)
Net cash provided by financing activities	1,355,616,000	501,217,000
Net increase (decrease) in cash and cash equivalents	(145,792,000)	397,198,000
Cash and cash equivalents, beginning of period	397,198,000	0
Cash and cash equivalents, end of period	251,406,000	397,198,000
Supplemental cash flow information
Cash payments for interest	448,000
Supplemental schedule of noncash investing and financing activities
Receivables related to property acquisitions	1,261,000	3,312,000
Accounts payable and accrued expenses related to property acquisitions	20,201,000
Accounts payable and accrued expenses related to deferred financing costs	3,333,000	2,306,000
Amounts payable to affiliates related to property acquisitions	2,278,000	4,180,000
Contribution of properties	30,510,000	408,639,000
Single-family properties	966,571,000
Cash and cash equivalents	33,099,000
Other net assets and liabilities	(36,760,000)
Deferred costs and other intangibles	133,195,000
Additional paid-in capital	(703,856,000)
Contingently convertible Series E units liability	(64,881,000)
Noncontrolling interest in consolidated subsidiaries	(39,321,000)
Class A Units [Member]
Supplemental schedule of noncash investing and financing activities
Issuance of units to noncontrolling interest	(221,934,000)
Class A Common Shares [Member]
Financing activities
Net proceeds from issuance of common shares	703,497,000	494,839,000
Supplemental schedule of noncash investing and financing activities
Contribution of properties		47,156,000
Class A common shares	(436,000)
Class B Common Shares [Member]
Supplemental schedule of noncash investing and financing activities
Contribution of properties	7,959,000
Additional Paid-in Capital [Member]
Supplemental schedule of noncash investing and financing activities
Contribution of properties	(384,221,000)	361,483,000
Due from Affiliates [Member]
Supplemental schedule of noncash investing and financing activities
Contribution of properties	(2,508,000)
Series C Convertible Units [Member]
Supplemental schedule of noncash investing and financing activities
Contribution of properties	390,016,000
Series D Convertible Units [Member]
Supplemental schedule of noncash investing and financing activities
Issuance of units to noncontrolling interest	$ (65,188,000)

Organization And Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Organization And Operations

Note 1. Organization and operations

The Company is a Maryland REIT formed on October 19, 2012. We are focused on acquiring, renovating, leasing and operating single-family properties as rental properties. As of June 30, 2013, the Company held 18,326 single-family properties in 21 states. In November and December 2012, the Company raised approximately $530,413,000 before aggregate placement agent fees and offering costs of $40,928,000, including $5,307,000 related to the value of the option issued to the Sponsor, in an offering exempt from registration under the Securities Act of 1933 (the “2012 Offering”). In March 2013, the Company raised $747,500,000 before aggregate placement agent fees and offering costs of $44,003,000 in an offering exempt from registration under the Securities Act of 1933 (the “2013 Offering”). On August 6, 2013, the Company raised $705,882,000 before aggregate underwriting discounts and offering costs of $36,952,000 in our initial public offering (the “IPO”). Concurrently with the IPO, the Company raised an additional $75,000,000 in private placements, which was made at the IPO offering price and without payment of any underwriting discount, to the Sponsor and APFC (collectively, the “2013 Concurrent Private Placements”). Additionally, on August 21, 2013, the Company raised $105,882,000 before aggregate underwriting discounts of $5,029,000 by issuing an additional 6,617,647 Class A common shares in connection with the IPO underwriters’ exercise in full of their option to purchase additional shares.

From our formation through June 10, 2013, we were externally managed and advised by American Homes 4 Rent Advisor, LLC (the “Advisor”) and the leasing, managing and advertising of our properties was overseen and directed by American Homes 4 Rent Management Holdings, LLC (the “Property Manager”), both of which were subsidiaries of the Sponsor. On June 10, 2013, we acquired the Advisor and the Property Manager from the Sponsor in exchange for 4,375,000 Series D units and 4,375,000 Series E units in our Operating Partnership (the “Management Internalization”). Under the terms of the contribution agreement, all administrative, financial, property management, marketing and leasing personnel, including executive management, became fully dedicated to us (see Note 10).

Prior to the Management Internalization, the Sponsor exercised control over the Company through the contractual rights provided to the Advisor through an advisory management agreement. Accordingly, certain properties contributed by the Sponsor to the Company prior to the Management Internalization have been deemed to be transactions between entities under common control, and as such, the accounts relating to the properties contributed have been recorded by us as if they had been acquired by us on the dates such properties were acquired by our Sponsor (see Note 9). Accordingly, the accompanying condensed consolidated financial statements include the Sponsor’s historical results of operations and carrying values of the properties that had been acquired by the Sponsor. The Sponsor commenced acquiring these properties on June 23, 2011, and accordingly, the statements of operations reflect activity prior to the Company’s date of formation. Therefore, the accompanying condensed consolidated financial statements are not indicative of the Company’s past or future results and do not reflect its financial position, results of operations, changes in equity, and cash flows had they been presented as if the Company had been operated independently during the periods presented.

Note 1. Organization and operations

American Homes 4 Rent (the “Company,” “we,” “our” and “us”) is a Maryland real estate investment trust (“REIT”) formed on October 19, 2012. We are focused on acquiring, renovating, leasing and operating single-family properties as rental properties. In November and December 2012, the Company raised approximately $530,413,000 before aggregate placement agent fees and offering costs of $40,928,000, including $5,307,000 related to the value of the option issued to American Homes 4 Rent, LLC (the “Sponsor”), in an offering exempt from registration under the Securities Act of 1933 (the “2012 Offering”). As of December 31, 2012, the Company held 3,644 single-family properties in 15 states. In March 2013, the Company raised $747,500,000 before aggregate placement agent fees and offering costs of $44,003,000 in an offering exempt from registration under the Securities Act of 1933 (the “2013 Offering”). The Company is overseen by a board of trustees consisting of eight individuals.

Substantially all of the Company’s operations are conducted through American Homes 4 Rent, L.P. (our “Operating Partnership”). The operations of which are consolidated with those of the Company. The Company is the sole general partner and owned approximately 99.9% of the Class A units in the Operating Partnership as of December 31, 2012. The general partner has the exclusive power to manage and conduct the business of the entity. The Sponsor is the sole limited partner and owns approximately 0.1% of the Class A units in the Operating Partnership (see Note 7) and has no authority to transact business or participate in management activities of the entity. Holders of Class A units in our Operating Partnership have the right to redeem the units for cash or, at the election of the Company, exchange the units for the Company’s Class A common shares on a one-for-one basis.

The Company is advised by American Homes 4 Rent Advisor, LLC (the “Advisor”) and the Company’s single-family properties are managed by American Homes 4 Rent Management Holdings, LLC (the “Property Manager”), both of which are subsidiaries of the Sponsor. During 2012, these related parties received compensation for services provided to the Company, and will continue to receive compensation for providing on-going investment oversight and management of the Company (see Note 8). Under the terms of these and other agreements, the Sponsor and its affiliates provide services that are essential to the Company. As a result of these relationships, the Company is dependent upon the Sponsor and its affiliates. In the event that the Sponsor and its affiliates are unable to provide these services, the Company will be required to find other service providers, the cost for which could be more or less than the amounts currently charged by the Sponsors and its affiliates under these agreements.

In connection with the 2012 Offering, on December 31, 2012 the Sponsor contributed 367 properties to us with an agreed-upon value of $49,444,000 and made a cash investment of $556,000, in exchange for 3,300,000 Class A common shares, 667 Class B common shares, and 32,667 Class A units of the Company’s Operating Partnership (see Note 9). On February 28, 2013, the Sponsor contributed 2,770 properties to us with an agreed-upon value of $491,666,000 (the “2,770 Property Contribution”), in exchange for 31,085,974 Series C convertible units, or Series C units, in our Operating Partnership, and 634,408 of our Class B common shares. The contributions in connection with the 2012 Offering and the 2,770 Property Contribution are transactions between businesses under common control, and as such, the accounts relating to the properties contributed have been recorded by us as if they had been acquired by us on the dates such properties were acquired by our Sponsor. Accordingly, the accompanying consolidated financial statements include the Sponsor’s historical results of operations and carrying values of the properties that had been acquired by the Sponsor. The Sponsor commenced acquiring these properties on June 23, 2011, the date of inception for the accompanying consolidated financial statements, and accordingly, the statements of operations reflect activity prior to the Company’s date of formation. Therefore, the accompanying consolidated financial statements are not indicative of the Company’s past or future results and do not reflect its financial position, results of operations, changes in equity, and cash flows had they been presented as if the Company had been operated independently during the period presented.

Prior to our formation on October 19, 2012, the Sponsor performed certain corporate functions on behalf of the properties acquired in the 2012 Offering and 2,770 Property Contribution. The accompanying consolidated financial statements reflect an allocation of general and administrative expenses incurred by the Sponsor (see Note 2).

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2. Significant accounting policies

Basis of presentation

The accompanying condensed consolidated financial statements are unaudited and include the accounts of the Company, the Operating Partnership and its consolidated subsidiaries. Intercompany accounts and transactions have been eliminated. The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and in conjunction with the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the accompanying condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2012. In the opinion of management, all adjustments of a normal and recurring nature necessary for a fair presentation of the condensed consolidated financial statements for the interim periods have been made. The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

There have been no changes to our significant accounting policies that have had a material impact on our condensed consolidated financial statements and related notes and therefore notes to the condensed consolidated financial statements which would substantially duplicate the disclosure contained in the audited consolidated financial statements have been omitted.

Single-family properties

Transactions in which single-family properties are purchased that are not subject to an existing lease are treated as asset acquisitions, and as such are recorded at their purchase price, including acquisition fees, which is allocated to land and building based upon their relative fair values at the date of acquisition. Single-family properties that are acquired either subject to an existing lease or as part of a portfolio level transaction (see Note 10) are treated as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and as such are recorded at fair value, allocated to land, building and the existing lease, if applicable, based upon their relative fair values at the date of acquisition, with acquisition fees and other costs expensed as incurred. Fair value is determined based on ASC 820, Fair Value Measurements and Disclosures, primarily based on unobservable data inputs. In making estimates of fair values for purposes of allocating the purchase price of individually acquired properties subject to an existing lease, the Company utilizes its own market knowledge and published market data. In this regard, the Company also utilizes information obtained from county tax assessment records to assist in the determination of the fair value of the land and building. The Company engages a third party valuation specialist to assist in the determination of fair value for purposes of allocating the purchase price of properties acquired as part of portfolio level transactions.

The value of acquired lease related intangibles is estimated based upon the costs we would have incurred to lease the property under similar terms. Such costs are capitalized and amortized over the remaining life of the lease. Acquired leases are generally short-term in nature (six months to two years).

Intangible assets

Intangible assets are amortized on a straight-line basis over the asset’s estimated economic life and will be tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on discounted cash flows. The identified intangible assets acquired as part of the Management Internalization (see Note 10) are being amortized over the following estimated economic lives:

Amortizable Life
Trademark	4.7 years
Database	7 years

Goodwill

Goodwill represents the fair value in excess of the tangible and separately identifiable intangible assets that were acquired as part of the Management Internalization (see Note 10). Goodwill has an indefinite life and is therefore not amortized. The Company will analyze goodwill for impairment on an annual basis, or if certain events or circumstances occur, pursuant to ASC 350, Intangibles—Goodwill and Other. No impairments have been recorded as of June 30, 2013.

Deferred financing costs

Financing costs related to the origination of the Company’s bridge loan and line of credit are deferred and amortized on an effective interest method, which approximates straight-line basis over the contractual terms of the applicable financings.

Recently issued and adopted accounting standards

In July 2012, the Financial Accounting Standards Board issued Accounting Standards Update No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment”. The revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment by providing entities with an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard allows an entity first to assess qualitative factors to determine whether events and circumstances indicate that it is more likely than not (that is, a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired. If it is more likely than not that the asset is impaired, the entity must calculate the fair value of the asset, compare the fair value to its carrying amount, and record an impairment charge, if the carrying amount exceeds fair value. However, if an entity concludes that it is not more likely than not that the asset is impaired, no further action is required. The qualitative assessment is not an accounting policy election. An entity can choose to perform the qualitative assessment on none, some, or all of its indefinite-lived intangible assets. Moreover, an entity can bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to the quantitative impairment test, and then choose to perform the qualitative assessment in any subsequent period. The revised standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations.

Note 2. Significant accounting policies

Accounting principles and consolidation

The accompanying consolidated financial statements include the accounts of all subsidiaries. Intercompany accounts and transactions have been eliminated. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America (“GAAP”). We conduct substantially all of our operations through our Operating Partnership. As of December 31, 2012, the Company owned approximately 99.9% of the Class A units in the Operating Partnership, which is consolidated in the accompanying consolidated financial statements, with noncontrolling interest (see Note 7) reflected separately.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. These estimates are inherently subjective in nature and actual results could differ from estimates and the differences may be material.

Unaudited pro forma equity

Unaudited pro forma equity as of December 31, 2012 has been presented to reflect the reclassification of $365,447,000 from additional paid-in capital to noncontrolling interest that will occur upon consummation of the 2,770 Property Contribution on February 28, 2013 and the related issuance of 31,085,974 Series C Convertible units in our Operating Partnership (see Notes 7 and 9).

Income taxes

We intend to elect to be taxed as a REIT, as defined in the Internal Revenue Code. As a REIT, we are not subject to U.S. federal income taxes to the extent that we distribute 100% of our taxable income to our shareholders on an annual basis and do not engage in prohibited transactions. We believe we met these REIT requirements in 2012. Accordingly, we have not recorded federal income tax expense related to the REIT’s taxable income.

Our assumption that we met the REIT requirements could be incorrect because the REIT requirements are complex, require ongoing factual determinations, and there could be future unanticipated changes in our circumstances, or existing circumstances that were not identified and may affect our Company’s compliance. For any taxable year that we fail or have failed to qualify as a REIT and for which applicable statutory relief provisions did not apply, we would be taxed at the regular corporate rates on all of our taxable income. In these circumstances, we could also be subject to penalties and interest, and our net income would be materially different from our current estimates.

We incurred a net operating loss for federal and state income tax purposes in 2012, which will expire in 2033. The Company had no unrecognized tax benefits as of December 31, 2012. The Company expects no significant increases or decreases in unrecognized tax benefits due to changes in tax positions within one year of December 31, 2012. We are not required to pay a dividend for the year ended December 31, 2012.

Significant accounting policies

Single-family properties

Transactions in which single-family properties are purchased that are not subject to an existing lease are treated as asset acquisitions, and as such are recorded at their purchase price including acquisition fees. Transactions in which single-family properties are acquired subject to an existing lease are treated as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and as such are recorded at fair value (approximated by the purchase price), allocated to land, building and the existing lease based upon their relative fair values at the date of acquisition, with acquisition fees and other costs expensed as incurred. The cost of single-family properties is allocated between land and building based upon their relative fair values at the date of acquisition. Fair value is determined based on ASC 820, Fair Value Measurements and Disclosures, primarily based on unobservable data inputs. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes its own market knowledge and published market data. In this regard, the Company also utilizes information obtained from county tax assessment records to assist in the determination of the fair value of the land and building.

Single-family properties contributed by our Sponsor are deemed to be transactions under common control. Accordingly, the assets and liabilities of contributed properties are recorded by the Company at the Sponsor’s net book value (see Note 9).

For single-family properties acquired with in-place leases, the fair value of acquired in-place leases is estimated to be the estimated costs we would have incurred to lease the property under similar terms. Such costs are capitalized and amortized over the remaining life of the lease. Acquired leases are generally short-term in nature (six months to two years). For these single-family properties, acquisition fees are expensed as incurred and are included in acquisition fees and costs expensed in the accompanying consolidated statement of operations.

The nature of our business requires that in certain circumstances we acquire single-family properties subject to existing liens. Liens that we expect to be extinguished in cash are estimated and accrued on the date of acquisition and recorded as a cost of the property.

We incur costs to prepare our properties to be rented, primarily renovation costs. These costs, along with related holding costs during the period of renovation, are capitalized to the cost of the building. Upon completion of the renovation of the single-family properties, all costs of operations, including repairs and maintenance, are expensed as incurred.

Impairment of long lived assets

The Company evaluates its single family properties for impairment periodically or whenever events or circumstances indicate that its carrying amount may not be recoverable. If an impairment indicator exists, we compare the expected future undiscounted cash flows against the carrying amount of an asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, we would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.

Leasing costs

Direct and incremental costs we incur to lease the properties are capitalized and amortized over the term of the lease, usually one year. Amortization of leasing costs is included in property operating expenses. Pursuant to the property management agreement with our Property Manager, we pay a leasing fee equal to one-half of each lease’s monthly rent (see Note 8).

Depreciation and amortization

Depreciation is computed using the straight-line method over the estimated useful lives of the buildings and improvements, which are generally between 5 and 30 years. The Company considers the value of in-place leases in the allocation of the purchase price and the amortization period reflects the remaining terms of the leases. The remaining terms are usually very short, less than one year. The unamortized portion of in-place leases is included in other assets.

Cash and cash equivalents

We consider all demand deposits, cashier’s checks, money market accounts and certificates of deposits with a maturity of three months to be cash equivalents. We maintain our cash and cash equivalents and escrow deposits at financial institutions. The combined account balances typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit. We believe that this risk is not significant.

Rescinded properties

In certain jurisdictions, our purchases of single-family properties in foreclosure sales are subject to the right of rescission. When we are notified of a rescission, the amount of the purchase price is reclassified as a receivable. As of December 31, 2012, rescission receivables totaled $1,612,000.

Escrow deposits

Escrow deposits include refundable and non-refundable cash earnest money deposits for the purchase of properties of $2,162,000 as of December 31, 2012. In addition, escrow deposits include $8,806,000 in amounts paid for single-family properties in certain states which require a judicial order when the risk and rewards of ownership of the property are transferred and the purchase is finalized.

Revenue and expense recognition

Rental income attributable to residential leases is recognized on a straight-line basis. Leases entered into between tenants and the Company are generally for a one-year term. We estimate losses that may result from the inability of our tenants to make payments required under the terms of the lease based on payment history and current credit status. As of December 31, 2012 and 2011, we had no allowance for such losses.

We accrue for property taxes and homeowner’s association assessments based on amounts billed, and, in some circumstances, estimates and historical trends when bills or assessments are not available. If these estimates are not reasonable, the timing and amount of expenses recorded could impact our consolidated financial statements.

Accrued and other liabilities

Accrued and other liabilities consist primarily of trade payables, property tax accruals, and accrued fees payable to our Advisor and our Property Manager. It also consists of contingent loss accruals, if any. Such losses are accrued when they are probable and estimable. When it is reasonably possible that a significant contingent loss has occurred, we disclose the nature of the potential loss and, if estimable, a range of exposure.

Share-based compensation

The Company has an equity incentive plan for eligible persons, which is accounted for under the provisions of ASC 718, Compensation—Stock Compensation, and ASC 505-50, Equity-Based Payments to Non-Employees. Noncash share-based compensation expense related to stock options issued to trustees is based on the fair value of the options on the grant date and amortized over the service period. Noncash share-based compensation expense related to stock options granted to employees of the Company’s Property Manager and Advisor are considered non-employees and is based on the estimated fair value of the options and are re-measured each period until the earlier of the performance commitment date or the performance completion date (see Note 7). These options are recognized in expense over the service period.

Fair value of financial instruments

The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between two willing parties. The carrying amount of rents and other receivables, escrow deposits, prepaid expenses, accounts payable and accrued expenses and amounts payable to affiliates approximate fair value because of the short maturity of these amounts.

Allocated general and administrative expense

Allocated general and administrative expense represents general and administrative expenses incurred by our Sponsor that are either clearly applicable to or have been reasonably allocated to the operations of the properties contributed by our Sponsor in connection with 2012 Offering and the 2,770 Property Contribution. In making these allocations, we have considered the guidance of Staff Accounting Bulletin Topic 1B. We have allocated expenses for each operating division of our Sponsor based on an allocation methodology we believe is reasonable for such operating division. Allocations have been based on the estimated portion of our Sponsor’s overall activity associated with the properties contributed by our Sponsor in connection with the 2012 Offering and the 2,770 Property Contribution. In general, the operating metric utilized in making these allocations was the number of single-family properties. Allocated general and administrative expenses were $6,949,000 and $47,000 for 2012 and the period from June 23, 2011 to December 31, 2011, respectively, and includes salaries, rent, consulting services, travel expenses, temporary services, and accounting and legal services. Management believes that the allocation methodology used to allocate general and administrative expense for 2012 and for the period from June 23, 2011 to December 31, 2011 results in a reasonable estimate for allocated general and administrative expense.

Segment reporting

Under the provision of ASC 280, Segment Reporting, the Company had determined that it has one reportable segment with activities related to acquiring, renovating, leasing and operating single-family homes as rental properties. 100% of the Company’s consolidated revenues are derived from rental income through the leasing of its properties. The Company’s properties are geographically dispersed and management evaluates operating performance at the state level.

Recently issued and adopted accounting standards

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which generally represents clarifications of Topic 820, Fair Value Measurements, but also includes certain instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). The ASU was effective prospectively for interim and annual periods beginning after December 15, 2011 with earlier application not permitted. The adoption of this guidance did not have a material effect on our consolidated results of operations, financial position or cash flows.

Single-Family Properties	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate [Abstract]
Single-Family Properties

Note 3. Single-family properties

Single-family properties, net, consists of the following as of June 30, 2013 and December 31, 2012 (dollars in thousands):

	June 30, 2013
	Number of properties	Net book value
Leased single-family properties	10,245	$1,713,955
Single-family properties being renovated	6,074	960,156
Vacant single-family properties available for lease	2,007	365,393

Total	18,326	$3,039,504

	December 31, 2012
	Number of properties	Net book value
Leased single-family properties	1,164	$158,068
Single-family properties being renovated	1,857	261,136
Vacant single-family properties available for lease	623	86,509

Total	3,644	$505,713

Single-family properties at June 30, 2013 and December 31, 2012 include $208,156,000 and $131,819,000, respectively, related to properties for which the recorded deed of trust has not been received. For these properties, the trustee or seller has warranted that all legal rights of ownership have been transferred to us on the date of the sale, but there is a delay for the deeds to be recorded. Depreciation expense related to single-family properties was approximately $8,972,000 and $77,000 for the three months ended June 30, 2013 and 2012, respectively, and $11,877,000 and $102,000 for the six months ended June 30, 2013 and 2012, respectively. Included in single-family properties at June 30, 2013 and December 31, 2012 are certain single-family properties contributed by the Sponsor (see Note 9).

Note 3. Single-family properties

Single-family properties as of December 31, 2012 and 2011 consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Land	$96,139	$498
Buildings and improvements	411,706	3,018

Total	507,845	3,516
Accumulated depreciation	(2,132)	(21)

Single-family properties, net	$505,713	$3,495

Single-family properties, net, as shown above, consist of the following as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012
	Number of properties	Net book value
Single-family properties being renovated	1,857	$261,136
Vacant single-family properties available for lease	623	86,509
Leased single-family properties	1,164	158,068

Total	3,644	$505,713

	December 31, 2011
	Number of properties	Net book value
Single-family properties being renovated	12	$1,204
Vacant single-family properties available for lease	2	248
Leased single-family properties	19	2,043

Total	33	$3,495

Single-family properties at December 31, 2012 include $131,819,000 related to properties for which the recorded deed of trust has not been received. For these properties, the trustee or seller has warranted that all legal rights of ownership have been transferred to us on the date of the sale, but there is a delay for the deeds to be recorded. Single-family properties also include $46,635,000 net book value of 367 single-family properties that were contributed by our Sponsor on December 31, 2012 related to the 2012 Offering and $365,937,000 net book value of 2,661 single-family properties contributed on February 28, 2013 related to the 2,770 Property Contribution (see Note 9). For these homes, the Sponsor has warranted that all legal rights of ownership have been transferred to us on the effective date of the transaction, but there is a delay for the deeds to be recorded. As of December 31, 2012, $44,386,000 of the properties contributed related to the 2012 Offering did not have recorded deeds. Depreciation expense related to single-family properties was $2,111,000 for 2012 and $21,000 for the period from June 23, 2011 to December 31, 2011.

Deferred Costs And Other Intangibles	6 Months Ended
Jun. 30, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred Costs And Other Intangibles

Note 4. Deferred costs and other intangibles

Deferred costs and other intangibles, net, consists of the following as of June 30, 2013 (in thousands):

June 30, 2013
Deferred leasing costs	$5,007
Deferred financing costs	8,273
Intangible assets:
In-place lease values	6,085
Trademark	3,100
Database	2,100

24,565
Less: accumulated amortization	(2,587)

Total	$21,978

Amortization expense related to deferred leasing costs, in-place lease values, trademark and database was approximately $1,907,000 for the three and six months ended June 30, 2013, which has been included in depreciation and amortization. Amortization of deferred financing costs was $666,000 and $852,000 for the three and six months ended June 30, 2013, which has been included in gross interest, prior to interest capitalization (see Note 5).

The following table sets forth the estimated annual amortization expense related to deferred costs and other intangibles as of June 30, 2013 for future periods (in thousands):

Year	Deferred Leasing Costs	Deferred Financing Costs	In-place Lease Values	Trademark	Database
Remaining 2013	$1,863	$2,047	$3,042	$211	$133
2014	1,863	1,995	2,725	658	299
2015	—	1,548	—	658	299
2016	—	1,548	—	660	300
2017	—	284	—	658	299
Thereafter	—	—	—	135	753

Total	$3,726	$7,422	$5,767	$2,980	$2,083

Debt	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt

Note 5. Debt

Bridge Loan

On February 25, 2013, we entered into a $250 million bridge loan with a financial institution. The bridge loan expired on May 24, 2013, bore interest at a variable rate of London Interbank Offered Rate (“LIBOR”) plus 1.5%, and provided for a $250,000 loan origination fee. The bridge loan was guaranteed by an affiliate of the Sponsor, who was not compensated for providing the guarantee. We borrowed $115,000,000 under this bridge loan through March 14, 2013, when it was paid off.

Credit facility

On March 7, 2013, we entered into a $500 million senior secured revolving credit facility with a financial institution. The amount that may be borrowed under the credit facility will generally be based on the lower of 50% of cost and the value of our qualifying leased and un-leased properties and certain other measures based in part on the net income generated by our qualifying leased and un-leased properties, which is referred to as the “Borrowing Base”. In addition, the credit facility has an accordion feature that allows us to increase the total amount of the credit facility from $500 million up to $1 billion, subject to obtaining lender commitments, paying certain related fees and costs, and satisfying customary closing conditions.

The credit facility is secured by our Operating Partnership’s membership interests in the entities that own all of our single-family properties and requires that we maintain financial covenants relating to the following matters: (i) cash and cash equivalents in an aggregate amount of at least $15 million; (ii) a maximum leverage ratio of 1.0 to 1.0; (iii) debt service coverage ratio of 2.0 to 1.0; and (iv) tangible net worth (as defined) being not less than $1 billion. As of June 30, 2013, the Company was in compliance with all loan covenants under the credit facility.

Borrowings up to $500 million under the credit facility are available through March 7, 2015, which may be extended for an additional year, subject to the satisfaction of certain financial covenant tests. Upon expiration of the $500 million credit facility period, any outstanding borrowings will convert to a term loan for a period of one year. On June 6, 2013, we obtained a temporary increase in our credit facility, allowing us to borrow up to an additional $500 million through December 6, 2013. Borrowings under the temporary increase mature on March 6, 2014. All borrowings under the credit facility bear interest at 30 day LIBOR plus 2.75%. In connection with entering into the credit facility on March 7, 2013, we agreed to pay an initial structuring fee of $5,000,000, payable in 12 monthly installments from the date of the credit facility. Additionally, in connection with obtaining the temporary increase, we paid an administrative fee of $1,250,000. These payments were recorded as deferred financing costs and are being amortized over the term of respective borrowing availability under the credit facility. Starting in December 2013, the credit facility also provides for the payment of an unused commitment fee, payable monthly, initially based on an annual rate of 0.40% of half of the average unused facility amount. As of June 30, 2013, the Company has borrowed a total of $670,000,000, including $170,000,000 under the temporary increase.

The following table outlines our gross interest, including unused commitment and other fees and amortization of deferred financing costs, and capitalized interest for the three and six months ended June 30, 2013 (in thousands):

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Gross interest	$2,028	$2,398
Capitalized interest	2,028	2,028

Interest expense	$—	$370

Accounts Payable And Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accounts Payable And Accrued Expenses

Note 6. Accounts payable and accrued expenses

The following table summarizes accounts payable and accrued expenses as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Accounts payable	$12,610	$259
Accrued property taxes	20,163	4,760
Other accrued liabilities	15,999	1,473
Accrued construction liabilities	12,594	3,059
Resident security deposits	13,952	1,731

Total	$75,318	$11,282

Note 6. Accounts payable and accrued expenses

The following table summarizes accounts payable and accrued expenses as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Accounts payable	$259	$—
Accrued property taxes	4,760	7
Other accrued liabilities	1,473	38
Accrued construction liabilities	3,059	—
Tenant security deposits	1,731	4

Total	$11,282	$49

Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity

Note 7. Shareholders’ equity

Class A common shares

The Class A common shares sold in the 2013 Offering (46,718,750 shares) and the 2012 Offering (35,360,898 shares) are subject to registration rights agreements. Under the terms of these agreements, we agreed to use commercially reasonable efforts to file a resale registration statement as soon as reasonably practical but not later than November 21, 2013 (unless extended by our board of trustees for a period not to exceed 180 days). In addition, these agreements provide that if by May 20, 2014 (unless extended by our board of trustees for a period not to exceed 180 days), either (i) a shelf registration statement for the resale of the Class A common shares has not been declared effective by the SEC, or (ii) our Class A common shares have not been listed for trading on a national securities exchange, we will be required to hold a special meeting of our shareholders for the purpose of considering and voting on the removal of our trustees, unless the holders of 75% of the outstanding Class A common shares sold in the 2013 Offering and in the 2012 Offering consent to a waiver or deferral of the special meeting.

In connection with the Management Internalization (see Note 10), we entered into a registration rights agreement with the Sponsor providing for registration rights exercisable after December 10, 2015. After June 10, 2015, if we are eligible to file a shelf registration statement, the Sponsor will have the right to request that we file and maintain a shelf registration statement to register for resale the Class A common shares and securities convertible into Class A common shares that are held by the Sponsor. The Sponsor also has a right to “piggy-back” registration rights to include the Class A common shares and securities convertible into Class A common shares that the Sponsor owns in other registration statements that we may initiate.

In connection with the Alaska Joint Venture Acquisition (see Note 10), we entered into a registration rights agreement with APFC. Under the terms of such agreement, after we become eligible to file a shelf registration statement on Form S-3, APFC has a right to request that we file and maintain a shelf registration statement with the SEC to register for resale the Class A common shares acquired by APFC in connection with the Alaska Joint Venture Acquisition. APFC also has a right to “piggy-back” registration in the event we conduct future offerings of Class A common shares for our own behalf.

As discussed in Note 15, the Company sold an additional 55,422,794 Class A common shares in August 2013 in connection with the IPO, 2013 Concurrent Private Placements and full exercise of the IPO underwriters’ option to purchase an additional 6,617,647 shares.

Class B common shares

Our Sponsor received a total of 635,075 shares of Class B common shares in our Company in connection with its investment in the 2012 Offering and the 2,770 Property Contribution (see Note 9). Each Class B common share generally entitles the holder to 50 votes on all matters that the holders of Class A common shares are entitled to vote. The issuance of Class B common shares to our Sponsor allows the Sponsor a voting right associated with its investment in the Company no greater than if it had solely received Class A common shares. Additionally, when the voting interest from Class A common shares and Class B common shares are added together, a shareholder is limited to a 30% total voting interest. Each Class B common share has the same economic interest as a Class A common share.

Class A units

Class A units represent voting equity interests in the Operating Partnership. Holders of Class A units in the Operating Partnership have the right to redeem the units for cash or, at the election of the Company, exchange the units for the Company’s Class A common shares on a one-for-one basis. The Company owned 90.42% and 99.92% of the total 143,855,792 and 38,697,333 Class A units outstanding as of June 30, 2013 and December 31, 2012, respectively.

Series C convertible units

Series C convertible units represent voting equity interests in the Operating Partnership. Holders of the Series C convertible units are entitled to distributions equal to the actual net cash flow of the properties contributed as part of the 2,770 Property Contribution up to a maximum of 3.9% per unit per annum based on a price per unit of $15.50, but will not be entitled to any distributions of income generated by any other properties or operations of our company or any liquidating distributions. Holders of the Series C units have a one-time right to convert all such units into Class A units on a unit for unit basis. If on the date of conversion, the contributed properties had not been initially leased for at least 98% of the scheduled rents (determined on an aggregate basis), then the Series C units with respect to the single-family properties leased for at least 98% of the scheduled rents (determined on an aggregate basis) will convert into Class A units, and the Series C units associated with the remaining single-family properties will convert into a number of Class A units determined by dividing the original aggregate cost of the properties (including the acquisition fees) by $15.50, with proportionate reduction in Class B common shares. If the Series C units have not been converted by the earlier of the third anniversary of the original issue date, or the date of commencement of a dissolution or liquidation, then the Series C units will automatically convert into Class A units at the specified conversion ratio defined above. As of June 30, 2013, the Sponsor owned all of the 31,085,974 outstanding Series C convertible units.

Series D convertible units

Series D convertible units represent non-voting equity interests in the Operating Partnership. Holders of the Series D convertible units do not participate in any distributions for 30 months from the date of issuance and do not participate in any liquidating distributions at any point in time. The Series D units are automatically convertible into Class A units on a one-for-one basis only after the later of (1) 30 months after the date of issuance and (2) the earlier of (i) the date on which adjusted funds from operations per Class A common share aggregates $0.80 or more over four consecutive quarters following the closing of the Management Internalization or (ii) the date on which the daily closing price of our Class A common shares on the NYSE averages $18.00 or more for two consecutive quarters following the closing of the Management Internalization. After 30 months, the Series D units will participate in distributions (other than liquidating distributions) at a rate of 70% of the per unit distributions on the Class A units. As of June 30, 2013, the Sponsor owned all of the 4,375,000 outstanding Series D units (see Note 10).

Series E convertible units

Series E convertible units represent non-voting equity interests in the Operating Partnership. Series E convertible units do not participate in any distributions and automatically convert into Series D units, or if the Series D units have previously converted into Class A units, into Class A units, on February 29, 2016 subject to an earn-out provision based on the level of pro forma annualized EBITDA contribution, as defined, of the Advisor and the Property Manager. Based on the terms of the earn-out provision, if pro forma annualized EBITDA contribution, as defined, equals or exceeds $28 million during the six-month period ending December 31, 2015 (the “measurement period”), the Series E units will convert into Series D units (or if the Series D units have previously converted into Class A units, into Class A units) on a one-for-one basis at February 29, 2016. If, during the measurement period, the pro forma annualized EBITDA contribution, as defined, is less than $28 million, the Series E units will convert into a number of Series D units (or if the Series D units have previously converted into Class A units, into Class A units) determined by (1) dividing (A) Pro Forma Annualized EBITDA Contribution during the Measurement Period less $14 million by (B) $14 million and (2) multiplying that result by 4,375,000. Series E units which are not converted at the end of the measurement period, if any, will be cancelled.

Because the Series E units may potentially be settled by issuing a variable number of Series D units or Class A units, the Series E units have been recorded at fair value and reflected as a liability in accordance with ASC 480, Distinguishing Liabilities and Equity, in the accompanying condensed consolidated balance sheets and will be marked to market each period. As of June 30, 2013, the Sponsor owned all of the 4,375,000 outstanding Series E units (see Note 10).

3.5% convertible perpetual preferred units

In connection with the Company’s acquisition of a Class B ownership interest in RJ American Homes 4 Rent Investments, LLC (“RJ LLC”) on December 31, 2012 (see Note 10), the Company issued 653,492 3.5% convertible perpetual preferred units (“Preferred Units”) to the Sponsor. The Preferred Units represented non-voting equity interest in the Operating Partnership and entitled the holder to a preferred annual distribution equal to $0.525 per unit, when authorized and declared by the general partner of the Operating Partnership (i.e., the Company). Distributions accrued on a cumulative basis from the date of original issue and were payable quarterly. Preferred Units were entitled to a liquidation preference that ranked above all other equity interests in the Operating Partnership and were payable in cash or property at fair market value (as determined by the general partner) of $15.00 per Preferred Unit, plus any accrued and unpaid distributions upon any liquidation or dissolution. Beginning on June 30, 2013, the Sponsor had a one-time right to tender all of the Preferred Units for Class A units of the Operating Partnership on a one-for-one basis.

In connection with the Sponsor’s contribution of its remaining ownership interest in RJ LLC to the Company on June 14, 2013, all of the outstanding 653,492 Preferred Units held by the Sponsor were converted into Class A units (see Note 10).

2012 Equity Incentive Plan

In 2012, we adopted the 2012 Equity Incentive Plan (the “Plan”) to provide persons with an incentive to contribute to the success of the Company and to operate and manage our business in a manner that will provide for the Company’s long-term growth and profitability. The Plan provides for the issuance of up to 1,500,000 Class A common shares through the grant of a “variety of awards” including stock options, stock appreciation rights, restricted stock, unrestricted shares, dividend equivalent rights and performance-based awards. The Plan terminates in November 2022, unless it is earlier terminated by the board of trustees. In April 2013, our board of trustees approved an amendment to the Plan allowing for an increase in the maximum number of Class A common shares available for issuance from 1,500,000 to 6,000,000.

In 2012, we granted stock options for 50,000 shares to trustees of the Company. These options vest over 4 years and expire 10 years from the date of grant. All of these options were outstanding as of June 30, 2013, and none were exercisable at that time. Noncash share-based compensation expense related to these options is based on the estimated fair value on the date of grant and is recognized in expense over the service period. Such expense is adjusted to consider estimated forfeitures. Estimated forfeitures are adjusted to reflect actual forfeitures at the end of the vesting period.

During 2012, the Company also granted stock options for 650,000 Class A common shares to certain employees of our Sponsor and its subsidiaries. During the six months ended June 30, 2013, 30,000 options were cancelled, no options were granted, and no options were exercised. None of these options were exercisable as of June 30, 2013. These options vest over 4 years and expire 10 years from the date of grant. Because these options were originally granted to nonemployees of the Company, noncash share-based compensation expense was initially recorded based on the estimated fair value of the options at grant date and was re-measured at the end of each period. As a result of the Management Internalization on June 10, 2013, certain former employees of the Sponsor became employees of the Company and, accordingly, stock options for 485,000 Class A common shares were reclassified as grants to employees and re-measured as of the date of the Management Internalization.

Total shared-based compensation expense related to stock options was $167,000 and $341,000 for the three and six months ended June 30, 2013, respectively. Such expense is adjusted to consider estimated forfeitures. Estimated forfeitures are adjusted to reflect actual forfeitures at the end of the vesting period. Also included in noncash share-based compensation expense for the three and six months ended June 30, 2013 was $112,000 associated with 6,500 Class A common shares issued to our trustees on April 4, 2013.

Subscription agreement

In 2012, we entered into a subscription agreement with the Sponsor under which the Sponsor had the option to purchase 3,333,334 Class A common shares through November 21, 2015 for an aggregate purchase price of $50,000,000 ($15.00 per share), the price per share of our Class A common shares in the 2012 Offering (the “Subscription Agreement”).

On April 16, 2013, the Company entered into an agreement with the Sponsor to fully settle the Subscription Agreement based on a price of $17.25 per share, a price determined based on the most recent trade in the Company’s shares at the time of settlement. Such settlement resulted in the issuance of 434,783 Class A common shares to the Sponsor.

Noncontrolling interest

Noncontrolling interest as reflected in the Company’s condensed consolidated balance sheet primarily consists of the interest held by the Sponsor in the Company’s Operating Partnership. As of June 30, 2013 and December 31, 2012, the Sponsor owned approximately 9.58% and 0.1%, respectively, of the Class A units in the Operating Partnership. Additionally, the Sponsor owned all 31,085,974 Series C convertible units and all 4,375,000 Series D convertible units in the Operating Partnership as of June 30, 2013. The Sponsor also owned all 653,492 Preferred Units in the Operating Partnership as of December 31, 2012, which were converted into Class A units on June 14, 2013 (see Note 10). Also included in noncontrolling interest are the outside ownership interests in the Company’s consolidated subsidiaries, RJ American Homes 4 Rent One, LLC (“RJ1”) and RJ American Homes 4 Rent Two, LLC (“RJ2”) (see Note 10).

Noncontrolling interest as reflected in the Company’s condensed consolidated statements of operations for the three and six months ended June 30, 2013 primarily consisted of $4,698,000 and $5,510,000, respectively, of preferred income allocated to Series C convertible units, $71,000 and $157,000, respectively, of preferred income allocated to Preferred Units (prior to the date of conversion) and $107,000 and $110,000, respectively, of net loss allocated to Class A units. Also included in noncontrolling interest in the Company’s condensed consolidated statements of operations for the three and six months ended June 30, 2013 was $2,000 of net income allocated to noncontrolling interests in the Company’s two consolidated subsidiaries, RJ1 and RJ2.

Note 7. Shareholders’ equity

Preferred stock authorization

Our Declaration of Trust authorizes the issuance of up to 100,000,000 preferred shares, none of which were issued or outstanding as of December 31, 2012.

Class A common shares

The Company had 38,663,998 Class A common shares outstanding as of December 31, 2012.

The Class A common shares sold in the 2012 Offering (35,360,898 shares) are subject to a registration rights agreement. Under the terms of this agreement, if we have not filed a resale registration statement by December 10, 2013 (unless extended by our board of trustees for a period not to exceed six months), then our Advisor will be penalized in an amount equal to 50% of its advisory fee. In addition, the agreement provides that if by June 9, 2014 (unless extended by our board of trustees for a period not to exceed six months) either (i) a shelf registration statement for the resale of the Class A common shares has not been declared effective by the Securities and Exchange Commission, or (ii) the Class A common shares have not been listed for trading on a national securities exchange, we will be required to hold a special meeting of our shareholders for the purpose of considering and voting on the removal of our trustees, unless the holders of 75% of the outstanding Class A common shares consent to a waiver or deferral of the special meeting.

Class B common shares

Our Sponsor received 667 shares of Class B common shares in our Company in connection with its investment in the 2012 Offering (see Note 8). On a pro forma basis including 634,408 shares issued in the 2,770 Property Contribution (see Note 9), there were 635,075 Class B common shares outstanding. Each Class B common share generally entitles the holder to 50 votes on all matters that the holders of Class A common shares are entitled to vote. The issuance of Class B common shares to our Sponsor allows the Sponsor a voting right associated with its investment in the Company no greater than if it had solely received Class A common shares. Additionally, when the voting interest from Class A common shares and Class B common shares are added together, a shareholder is limited to a 30% total voting interest. Each Class B common share has the same economic interest as a Class A common share.

Units of our Operating Partnership

As general partner of our Operating Partnership, we may cause the Operating Partnership to issue units in one or more classes. As of December 31, 2012, under the terms of the limited partnership agreement, four classes of units have been designated, Class A units, Class B units, LTIP units and 3.5% convertible perpetual preferred units. As of December 31, 2012, only Class A units (38,697,333 units) and 3.5% convertible perpetual preferred units (653,492 units) were outstanding.

The preferred units are non-voting equity interests in the Operating Partnership. When authorized and declared by the general partner, the preferred units are entitled to a preferred annual distribution equal to $0.525 per unit. Distributions accrue on a cumulative basis from the date of original issue and are payable quarterly. The preferred units are entitled to a liquidation preference that ranks above all other equity interests in the Operating Partnership and are payable in cash or property at fair market value (as determined by the general partner) of $15.00 per preferred unit, plus any accrued and unpaid distributions upon any liquidation or dissolution. Beginning on June 30, 2013, the Sponsor has a one-time right to tender all of the preferred units for Class A units of the Operating Partnership on a one-for-one basis. On or after January 2, 2018, the Operating Partnership, in its sole discretion, can elect to redeem the preferred units for cash at $15.00 per unit, plus any accrued and unpaid distributions. As the preferred units were issued on December 31, 2012, there are no associated dividends reflected in the accompanying consolidated financial statements.

2012 Equity Incentive Plan

In 2012, we adopted the 2012 Equity Incentive Plan (the “Plan”) to provide persons with an incentive to contribute to the success of the Company and to operate and manage our business in a manner that will provide for the Company’s long-term growth and profitability. The Plan provides for the grant of a “variety of awards” including stock options, stock appreciation rights, restricted stock, unrestricted shares, dividend equivalent rights and performance-based awards. The plan terminates in November 2022, unless it is earlier terminated by the board of Trustees. The Company has reserved 1,500,000 Class A common shares for issuance under the Plan.

In 2012, we granted stock options for 50,000 shares to Trustees of the Company. These options vest over 4 years and expire 10 years from the date of grant. All of these options were outstanding as of December 31, 2012, and none were exercisable at that time. Noncash share-based compensation expense related to these options is based on their estimated value on the date of grant and are recognized in expense over the service period. Such expense is adjusted to consider estimated forfeitures. Estimated forfeitures are adjusted to reflect actual forfeitures at the end of the vesting period. Noncash share-based compensation expense related to these options during 2012 was $5,000.

During 2012, the Company also granted stock options for 650,000 Class A common shares to certain employees of our Property Manager and our Advisor, all of which were outstanding as of December 31, 2012. None of these options were exercisable as of December 31, 2012. These options vest over 4 years and expire 10 years from the date of grant. Because these options were granted to nonemployees of the Company, noncash share-based compensation expense was recorded based on the estimated fair value of the options and will be re-measured at the end of each period until the performance criteria is met. Such expense is adjusted to consider estimated forfeitures, which are adjusted to reflect actual forfeitures at the end of the vesting period. Noncash share-based compensation expense related to these options during 2012 of $65,000 is reflected in the accompanying consolidated statements of operations.

The following table summarizes stock options outstanding and the related valuation inputs as of December 31, 2012:

	Options issued to Trustees	Options issued to employees of Property Manager and Advisor
Stock options outstanding	50,000	650,000
Weighted average exercise price	$15.00	$15.00
Weighted average fair value at date of grant	$4.24	$4.24
Weighted average remaining life (years)	9.9	9.9
Expected term (years)	7	7
Dividend yield	3%	3%
Volatility	39%	39%
Risk-free interest rate	1.0%	1.0%

During 2012, we granted stock options for an aggregate of 700,000 shares, none of which were forfeited or exercised during the period, and all of which remained outstanding as of December 31, 2012. None of these options were exercisable as of December 31, 2012. These options had a weighted average exercise price of $15.00 per share and a weighted average remaining contractual term of 9.9 years. These options had no intrinsic value as of December 31, 2012.

The Company estimates volatility based on the average volatility based on publicly available information for a pool of comparable real estate companies for a comparable term. Due to the Company’s limited history, the Company utilizes the simplified method of determining the expected term based on the vesting schedules and terms of the stock options. The risk-free interest rate factor utilized is based upon the implied yields currently available on U.S. Treasury zero-coupon issues over the expected term of the stock options. The expected dividend yield was based on a review of expected results of the Company and a survey of dividend yield for other REITs.

Subscription agreement

In connection with the 2012 Offering, we entered into a subscription agreement with the Sponsor under which the Sponsor has the option to purchase 3,333,334 Class A common shares for an aggregate purchase price of $50,000,000 ($15.00 per share), the price per share of our Class A common shares in the 2012 Offering. The option expires on November 21, 2015. The shares issued upon exercise of the option will be subject to certain restrictions as to resale. The value of this option as of the date of issuance (November 21, 2012) has been estimated to be $5,307,000, and has been considered to be a cost of the 2012 Offering. The value was determined using the Black-Scholes valuation model at the date of grant with the following assumptions:

Expected volatility	26.4%
Expected term	1.5 years
Risk-free interest rate	0.2%
Dividend yield	3.0%

Noncontrolling interest

Noncontrolling interest in the Company’s consolidated balance sheet represents the interest held by the Sponsor in the Company’s Operating Partnership (see Notes 1 and 4). As of December 31, 2012, the Sponsor owns approximately 0.1% of the Class A units and 653,492 of 3.5% convertible perpetual preferred units in the Company’s Operating Partnership. On a pro forma basis, noncontrolling interest includes Series C Convertible Units issued in connection with the 2,770 Property Contribution. The rights and privileges of the different types of units in our Operating Partnership are described in Note 7.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 8. Related party transactions

Equity ownership

As of June 30, 2013 and December 31, 2012, our Sponsor owned approximately 2.9% and 8.5% of our outstanding Class A common shares, respectively. On a fully-diluted basis, the Sponsor held (including consideration of 635,075 and 667 Class B common shares as of June 30, 2013 and December 31, 2012, respectively, 13,787,292 and 32,668 Class A common units as of June 30, 2013 and December 31, 2012, respectively, 653,492 Preferred Units as of December 31, 2012, 31,085,974 Series C convertible units as of June 30, 2013, 4,375,000 Series D units as of June 30, 2013, 4,375,000 Series E units as of June 30, 2013 and common shares issuable upon exercise of the option pursuant to the subscription agreement as of December 31, 2012) (see Note 7), an approximate 31.6% and 17.2% interest at June 30, 2013 and December 31, 2012, respectively.

Advisory Management Agreement

In November 2012, the Company entered into an advisory management agreement with the Advisor under which the Advisor was responsible for designing and implementing our business strategy and administering our business activities and day-to-day operations, subject to the oversight by our board of trustees. For performing these services, we paid the Advisor an advisory management fee equal to 1.75% per year of adjusted shareholders’ equity, as defined, calculated and paid quarterly in arrears. Additionally, concurrently with the 2,770 Property Contribution, commencing February 28, 2013 the Advisor agreed to a permanent reduction in the advisory management fee equal to $9,800,000 per year (see Note 9). Upon completion of the Management Internalization on June 10, 2013 (see Note 10), the Advisor became a wholly-owned subsidiary of our Operating Partnership and accordingly, there will be no future advisory management fees in our condensed consolidated statement of operations.

For the three and six months ended June 30, 2013, advisory management fees incurred to the Advisor prior to the Management Internalization were $3,610,000 and $6,352,000, respectively. As of December 31, 2012, accrued advisory management fees were $937,000, which have been included in amounts payable to affiliates in the accompanying condensed consolidated balance sheets.

Property Management Agreement

In November 2012, the Company entered into a property management agreement with the Property Manager under which the Property Manager generally oversaw and directed the leasing, management and advertising of the properties in our portfolio, including collecting rents and acting as liaison with the tenants. We paid our Property Manager a property management fee equal to 6% of collected rents and a leasing fee equal to one-half month of each lease’s annual rent. Upon completion of the Management Internalization on June 10, 2013 (see Note 10), the Property Manager became a wholly-owned subsidiary of our Operating Partnership and accordingly, there will be no future property management fees in our condensed consolidated statement of operations.

For the three and six months ended June 30, 2013, property management fees incurred to the Property Manager prior to the Management Internalization were $1,061,000 and $1,264,000, respectively, which have been included in property operating expenses in the accompanying condensed consolidated statement of operations. For the three and six months ended June 30, 2013, leasing fees incurred to the Property Manager prior to the Management Internalization were $2,461,000 and $2,888,000, respectively, which have been included in deferred costs and other intangibles, net in the accompanying condensed consolidated balance sheets.

Agreement on Investment Opportunities

In November 2012, the Company entered into an “Agreement on Investment Opportunities” with the Sponsor under which we pay an acquisition and renovation fee equal to 5% of all costs and expenses we incur in connection with the initial acquisition, repair and renovation of single-family properties (net of any broker fees received by the Property Manager) for its services in identifying, evaluating, acquiring and overseeing the renovation of the properties we purchase. In connection with the Management Internalization on June 10, 2013 (see Note 10), we entered into an Amended and Restated Agreement on Investment Opportunities. Under the amended and restated agreement, on December 10, 2014, the Sponsor will cease providing acquisition and renovation services for us and we will cease paying the acquisition fee. No termination or other fee will be due on December 10, 2014 in connection with the termination of the Sponsor providing such services. On September 10, 2014, we will have the right to offer employment, that would commence on December 10, 2014, to all of the Sponsor’s acquisition and renovation personnel necessary for our operations. Additionally, the Sponsor is required to pay the Company a monthly fee of $100,000 through December 10, 2014 for maintenance and use of certain intellectual property transferred to us in the Management Internalization, which is included in other revenue in the accompanying condensed consolidated statements of operations (see Note 10).

During the three and six months ended June 30, 2013, we incurred $44,514,000 and $72,373,000 in aggregate acquisition and renovation fees to the Sponsor under the terms of this agreement, $43,189,000 and $70,053,000 of which has been capitalized related to asset acquisitions and included in the cost of the single-family properties, and $1,325,000 and $2,320,000 has been expensed related to property acquisitions with in-place leases, respectively. As of June 30, 2013 and December 31, 2012, accrued and unpaid acquisition and renovation fees were $5,082,000 and $2,811,000, respectively, which have been included in the amounts payable to affiliates in the accompanying condensed consolidated balance sheet.

Insurance

Prior to the Management Internalization on June 10, 2013, a component of the Company’s property insurance coverage for our single-family properties was provided through a “captive” insurance program organized by affiliates of the Sponsor. In connection with the Management Internalization, we cancelled our insurance with the captive insurance company, which eliminated annual premiums payable to the captive insurance company and resulted in us self-insuring this component of our property insurance going forward.

Insurance expense paid to affiliates of the Sponsor prior to the Management Internalization was $387,000 and $630,000 during the three and six months ended June 30, 2013, respectively. Such insurance expense is included in property operating expenses in the accompanying condensed consolidated statement of operations.

Employee Administration Agreement

In connection with the Management Internalization on June 10, 2013 (see Note 10), we entered into an employee administration agreement with Malibu Management, Inc. (“MMI”), an affiliate of the Sponsor, to obtain the exclusive services of personnel of the Advisor and the Property Manager, who were previously employees of MMI under the direction of the Sponsor. Under terms of the agreement, we obtained the exclusive service of the employees dedicated to us for all management and other personnel dedicated to our business and are able to direct MMI to implement employment decisions with respect to the employees dedicated to us. We are required to reimburse MMI for all compensation and benefits and costs associated with the employees dedicated to us. We do not pay any fee or any other form of compensation to MMI. Total compensation and benefit costs passed through to us under the agreement for the period from June 10, 2013 through June 30, 2013 totaled $1,224,000, which has been included in amounts payable to affiliates.

Allocated General and Administrative Expenses

The Company received an allocation of general and administrative expenses from the Sponsor that were either clearly applicable to or were reasonably allocated to the operations of the properties contributed by our Sponsor (see Note 9). Allocated general and administrative expenses from the Sponsor were $0 and $1,483,000 for the three months ended June 30, 2013 and 2012, respectively, and $993,000 and $1,653,000 for the six months ended June 30 2013, and 2012, respectively, and have been included in general and administrative expense in the accompanying condensed consolidated statements of operations.

Note 8. Related party transactions

Equity ownership

As of December 31, 2012, our Sponsor owned approximately 8.5% of our outstanding Class A common shares, and on a fully-diluted basis (including consideration of 32,668 common units and 653,492 of 3.5% convertible perpetual preferred units it holds in our Operating Partnership and common shares issuable upon exercise of the option pursuant to the subscription agreement) (see Note 7), it held an approximate 17.2% interest.

Agreements with affiliates

We are managed and advised by our Advisor under the terms of an advisory management agreement entered into in 2012. Under the terms of this agreement, our Advisor is responsible for designing and implementing our business strategy and administering our business activities and day-to-day operations, subject to the oversight by our board of trustees. Our Advisor is responsible for conducting acquisition activities and performing all ongoing administrative functions. For performing these services, we pay our Advisor an advisory management fee equal to 1.75% per year of adjusted shareholders’ equity, as defined, calculated and paid quarterly in arrears. During 2012, we incurred to our Advisor aggregate advisory management fees equal to $937,000, and as of December 31, 2012 accrued advisory management fees were $937,000, which have been included in amounts payable to affiliates in the accompanying consolidated balance sheet. In accordance with the Advisor Management Agreement, the Advisor can only be terminated with cause.

Our Property Manager serves as our property manager under the terms of a property management agreement entered into in 2012. Under the terms of this agreement, our Property Manager generally oversees and directs the leasing, management and advertising of the properties in our portfolio, including collecting rents and acting as liaison with the tenants. Under the terms of this agreement, we are entitled to use the “American Homes 4 Rent” name and logo on our properties. We pay our Property Manager a fee equal to 6% of collected rents and a leasing fee equal to one-half of each lease’s monthly rent. In 2012, aggregate property management fees were $12,000, which have been included in property operating expense in the accompanying consolidated statement of operations and a corresponding liability has been included in amounts payable to affiliates in the accompanying consolidated balance sheet. Leasing fees for 2012 were $55,000, which have been included in other assets in the accompanying consolidated balance sheet and are being amortized over the lease term. In accordance with the Property Management Agreement, the Property Manager can only be terminated with cause.

In 2012, we have also entered into an “Agreement for Investment Opportunities” with our Sponsor under which we pay an acquisition fee equal to 5% of all costs and expenses we incur in connection with the initial acquisition, repair and renovation of single-family properties (net of any broker fees received by the Property Manager) for its services in identifying, evaluating, acquiring and overseeing the renovation of the properties we purchase. In 2012, we incurred $4,602,000 in aggregate acquisition fees to our Property Manager under the terms of this agreement, $4,188,000 of which has been capitalized and included in the cost of the single-family properties, and $414,000 has been expensed (see Note 2). As of December 31, 2012, accrued and unpaid acquisition fees were $2,811,000, which has been included in the amounts payable to affiliates in the accompanying consolidated balance sheet. We may terminate this agreement only in the event that our Sponsor breaches it in a material respect.

Insurance

A component of the Company’s property and liability insurance coverage of our single-family properties is provided through a “captive” insurance program organized by affiliates of our Sponsor. We believe that the cost of insurance provided by affiliates of our Sponsor is less than the cost of comparable coverage available from third parties. During, 2012, insurance expense to affiliates of the Sponsor was $241,000. Such insurance expense is included in property operating expenses in the accompanying consolidated statement of operations.

Contributions By Our Sponsor	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Contributions By Our Sponsor

Note 9. Contributions by our Sponsor

Contribution in connection with 2012 Offering

In connection with the 2012 Offering, on December 31, 2012, our Sponsor made an investment in our Company by contributing 367 single-family properties and $556,000 in cash. The contributed single-family properties were valued at $49,444,000, which approximated the Sponsor’s purchase price plus renovation costs incurred through November 5, 2012, an acquisition fee of 5% (based on the purchase price plus renovations costs through November 5, 2012) and all other out-of-pocket costs anticipated to have been incurred by the Sponsor in connection with the contribution of the properties, including transfer costs, title insurance premiums and legal fees. In connection with this contribution, our Sponsor received 3,300,000 Class A common shares, 667 Class B common shares and 32,667 Class A units (see Note 7). This transaction has been deemed to be between “entities under common control” under the provisions of ASC 805, Business Combinations, and as such, the accounts relating to the properties contributed have been reflected retroactively in the accompanying condensed consolidated financial statements based on the results of operations and net book value recorded by our Sponsor of $47,646,000 as of date of the contribution, without consideration of the acquisition fees. Costs to transfer title to the properties of $455,000 to us were expensed. The contribution agreement was entered into and effective December 31, 2012 and provides that the Sponsor has conveyed all legal and beneficial right, title and interest in the contributed properties on that date.

2,770 Property Contribution

On February 28, 2013, we entered into an agreement with our Sponsor providing for the contribution of 2,770 single-family properties for total consideration of $491,666,000 (the “2,770 Property Contribution”). Our Sponsor had acquired 33 of these properties in 2011, 2,628 in 2012 and 109 in 2013. The consideration to our Sponsor was 31,085,974 Series C convertible units in our Operating Partnership and 634,408 Class B common shares valued at $15.50 per unit/share, which approximates fair value (see Note 7). Because the 2,770 Property Contribution has been deemed to be a transaction between entities under common control, the accounts relating to the properties contributed have been recorded by us as if they had been acquired by us on the dates such properties were acquired by our Sponsor.

The following table summarizes the net assets and historical net loss of the 2,770 single-family properties based on the dates such properties were acquired by our Sponsor through the date of the 2,770 Property Contribution (amounts in thousands, except number of properties):

	Period from June 23, 2011 to December 31, 2012	Period from January 1, 2013 to February 28, 2013	Total as of February 28, 2013 (transaction date)
Number of properties	2,661	109	2,770
Single family properties	$365,937	$20,563	$386,500
Other assets	7,203	(2,086)	5,117
Other liabilities	(8,183)	558	(7,625)

Net assets contributed	$364,957	$19,035	$383,992

Rents from single family properties	$4,413	$3,720	$8,133
Property operating expenses	(3,326)	(1,920)	(5,246)
Depreciation	(2,021)	(1,324)	(3,345)
Allocated general and administrative expenses	(6,996)	(993)	(7,989)

Net loss	$(7,930)	$(517)	$(8,447)

Contributed net assets and net loss	$372,887	$19,552	$392,439

The net assets of the properties and the related historical net loss has been reflected as a credit to additional paid-in capital during the period such properties were acquired by the Sponsor.

Upon consummation of the transaction on February 28, 2013, the total $386,500,000 net asset value of the properties was reclassified from additional paid-in capital in connection with the issuance of $378,770,000 Series C units in our Operating Partnership and $7,730,000 Class B common shares (see Note 7). Additionally, the other net liabilities associated with the properties of $2,508,000 as of February 28, 2013 have been reclassified from additional paid-in capital to due from affiliates, as these amounts will be subsequently settled in cash by the Sponsor.

Pursuant to the agreement, the Sponsor is responsible for all costs of transfer of the properties and for paying costs associated with the completion of initial renovation of the properties after we acquire them. The costs of such improvements for the period from March 1, 2013 to June 30, 2013 were $11,475,000. This amount has been reflected as an addition to the net asset value of the contributed properties, with a corresponding increase of $11,246,000 and $229,000 to the Series C units in our Operating Partnership and Class B common shares, respectively, issued in connection with the 2,770 Property Contribution.

The total reduction to additional paid-in capital of $356,487,000 reflected in the accompanying condensed consolidated statement of equity for the six months ended June 30, 2013 consists of the $386,500,000 reclassification of the net asset value of the 2,770 properties, offset by (i) the $19,552,000 credit associated with the 109 properties acquired by our Sponsor from January 1, 2013 to February 28, 2013, (ii) $7,953,000 in excess of $6,000 par value associated with issuance of the 634,408 Class B common shares and (iii) the $2,508,000 reclassification of the other net liabilities associated with the properties to due from affiliates.

Concurrently with this transaction, commencing February 28, 2013 the Advisor agreed to a permanent reduction in the advisory fee (see Note 8) of $9,800,000 per year.

Note 9. Contributions by our Sponsor

Contribution in connection with 2012 Offering

In connection with the 2012 Offering, on December 31, 2012, our Sponsor made an investment in our Company by contributing 367 single-family properties for a cash investment of $556,000 and single-family properties valued at $49,444,000, which approximates the Sponsor’s purchase price plus renovations costs incurred through November 5, 2012, an acquisition fee of 5% (based on the purchase price plus renovations costs through November 5, 2012) and all other out-of-pocket costs anticipated to have been incurred by the Sponsor in connection with the contribution of the properties, including transfer costs, title insurance premiums and legal fees. In connection with this contribution, our Sponsor received 3,300,000 Class A common shares, 667 Class B common shares and 32,667 Class A units (see Note 7). Because the transaction has been deemed to be between “entities under common control” under the provisions of ASC 805, Business Combinations, and as such, the accounts relating to the properties contributed have been reflected retroactively in the accompanying consolidated financial statements based on the results of operations and net book value recorded by our Sponsor of $47,646,000 as of date of the contribution, without consideration of the acquisition fees. Costs to transfer title to the properties of $455,000 to us have been expensed and are included in acquisition fees and costs expensed in the accompanying consolidated statement of operations. The contribution agreement was entered into and effective December 31, 2012 and provides that the Company has conveyed all legal and beneficial right, title and interest in the contributed properties on that date. The agreement also provides that the transfer of title to the properties may be completed after December 31, 2012.

In connection with the Contribution Agreement, the Company is required to reimburse the Sponsor for renovation costs incurred from November 5, 2012 to December 31, 2012. At December 31, 2012, the Company had $1,369,000 accrued in amounts payable to affiliates related to these costs.

2,770 Property Contribution

In February 2013, we entered into an agreement with our Sponsor providing for the contribution of 2,770 single-family properties for total consideration of $491,666,000. Our Sponsor had acquired 33 of these properties in 2011, 2,628 in 2012 and 109 in 2013. The consideration to our Sponsor was 31,085,974 Series C units in our Operating Partnership and 634,408 Class B common shares valued at $15.50 per unit/share, which approximates fair value (see Note 7). Because the transaction is between businesses under common control, the accounts relating to the properties contributed have been recorded by us as if they had been acquired by us on the dates such properties were acquired by our Sponsor. Accordingly, the accompanying consolidated financial statements include the Sponsor’s historical results of operations and the carrying value of 2,694 properties (those properties that had been acquired by our Sponsor prior to January 1, 2013). The net asset value of the properties net of related liabilities contributed as of December 31, 2012 and 2011 was $364,957,000 and $3,474,000, which has been reflected as a credit to additional paid-in capital. The total credit reflected in additional paid in capital in the accompanying consolidated statements of equity was $369,371,000 and $3,516,000 for the year ended December 31, 2012 and the period from June 23, 2011 to December 31, 2011, respectively, which includes the carrying value of the aforementioned contributed net assets and the Sponsor’s contribution of the related historical net losses of $7,888,000 and $42,000, respectively. No acquisition fee was paid under the Agreement for Investment Opportunities (see Note 8) in connection with this transaction. The credit to additional paid-in capital also includes allocated general and administrative expense of $6,949,000 and $47,000 for the year ended December 31, 2012 and the period from June 23, 2011 to December 31, 2011, respectively. The estimated net asset value of the 109 properties net of related liabilities acquired in 2013 as of February 28, 2013, the date of contribution, was $12,468,000 which will be reflected by us as a credit to additional paid-in capital in our financial statements as of March 31, 2013. The Series C units are entitled to distributions equal to actual net cash flow of the contributed properties, up to a maximum of $0.6045 per unit (3.9% based on a $15.50 price per unit). Pursuant to the agreement, the Sponsor is responsible for all costs of transfer of the properties and for paying costs associated with the completion of initial renovation of the properties after we acquire them. The cost of such improvements will be capitalized to the single-family properties as the costs are incurred and recorded as non-controlling interest held by our Sponsor. The Sponsor is currently in the process of assigning the right, title and interest in the properties to the Company.

Summary combined financial information of the single-family homes that have been reflected in the accompanying consolidated financial statements is as follows (in thousands):

	As of December 31, 2012	As of December 31, 2011
Single family properties	$365,937	$3,495
Other assets	7,203	28
Other liabilities	(8,183)	(49)

Net assets contributed	$364,957	$3,474

	Year Ended December 31, 2012	June 23, 2011 to December 31, 2011
Rents from single family properties	$4,348	$65
Property operating expenses	(3,287)	(39)
Depreciation	(2,000)	(21)
Allocated general and administrative expenses	(6,949)	(47)

Net loss	$(7,888)	$(42)

The agreement also provides for the assignment to the Company of escrows for 224 single-family properties with an aggregate purchase price of $33,519,000. The Company will reimburse the Sponsor for all security deposits in cash, assume all obligations under the existing escrows, and pay all costs of acquiring such properties, including acquisition fees, transfer taxes and other closing costs. The Sponsor is also required to assign the existing escrows to the Company if they are assignable. If not, the properties are required to be assignable upon closing and transfer title to the Company. It is likely that some of these properties will fall out of escrow for various reasons. The Company is currently in the process on assessing which escrows are assignable.

Concurrently with this transaction, our Advisor agreed to a permanent reduction in the advisory fee (see Note 8) of $9,800,000 per year in connection with the increase in shareholders’ equity.

Holders of the Series C units have a one-time right to convert all such units into Class A units. If on the date of conversion, the contributed properties had not been initially leased for at least 98% of the scheduled rents (determined on an aggregate basis), then the Series C units with respect to the single-family properties leased for at least 98% of the scheduled rents (determined on an aggregate basis) will convert into Class A units, and the Series C units associated with the remaining single-family properties will convert into a number of Class A units are determined by dividing the original aggregate cost of the properties (including the acquisition fees) by $15.50, with proportionate reduction in Class B common shares. If the Series C units have not been converted by the earlier of the third anniversary of the original issue date, or the date of commencement of a dissolution or liquidation, then the Series C units will automatically convert into Class A units at the specified conversion ratio defined above.

Acquisitions And Dispositions	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Acquisitions And Dispositions

Note 10. Acquisitions and Dispositions

Management Internalization

On June 10, 2013, the Company completed the Management Internalization for the purpose of internalizing its corporate and property operations management and acquired 100% of the membership interests in the Advisor and the Property Manager from the Sponsor in exchange for 4,375,000 Series D units and 4,375,000 Series E units in our Operating Partnership. Under the terms of the respective contribution agreement, all administrative, financial, property management, marketing and leasing personnel, including executive management, became fully dedicated to the Company. In connection with the Management Internalization, the Company also:

•

Modified the preexisting Agreement on Investment Opportunities between the Company and the Sponsor to: (i) preclude the Sponsor from providing advisory or property management services to third parties investing in any type of business relating to investment in, ownership of or rental of single-family homes; (ii) increase from 20% to 100% the Company’s right to receive promoted interests in any future outside investment vehicles, as defined; (iii) cease the Sponsor’s rendering of acquisition and renovation services to the Company and eliminate the related 5% fee paid to the Sponsor on December 10, 2014; (iv) provide the Company with the right to offer employment on September 10, 2014, that would commence on December 10, 2014, to all of the Sponsor’s acquisition and renovation personnel necessary for our operations; and (v) require the Sponsor to pay us a monthly fee of $100,000 through December 10, 2014 for maintenance and use of certain intellectual property transferred to us in the Management Internalization (see Note 8).

•	Entered into a registration rights agreement with the Sponsor providing for registration rights exercisable after December 10, 2015 (see Note 7).

•	Cancelled insurance policies previously provided by a captive insurance company affiliated with the Sponsor (see Note 8).

The fair value of the Series D units and Series E units has been estimated to be $65,188,000 and $64,881,000, respectively, as of the date of issuance using a Monte Carlo Simulation model. A Monte Carlo simulation was incorporated given that the values of the securities were path dependent, meaning that their value depends on the average of a sequence of the prices of the underlying asset over some predetermined period of time. Inputs to the model include a risk-free rate corresponding to the assumed timing of the conversion date and a volatility input based on the historical volatilities of selected peer group companies. The starting point for the simulation was the most recent trading price in the Company’s Class A common shares, into which the Series D and Series E units are ultimately convertible. The timing of such conversion was based on the provisions of the contribution agreement and the Company’s best estimate of the events that trigger such conversions (see Note 7).

The following table summarizes the fair values of the assets acquired as part of the Management Internalization as of the date of acquisition (in thousands):

Buildings and improvements	$4,214
Identified intangible assets:
Trademark	3,100
Database	2,100
Goodwill	120,655

Fair value of acquired assets	$130,069

The above intangible assets acquired in connection with the Management Internalization have been valued in accordance with ASC 805, Business Combinations, which requires that an intangible asset is recognized apart from goodwill if it arises from contractual or other legal rights or if it is separable. An asset is considered separable if it (a) is capable of being separated from the acquired entity and sold, transferred, licensed, rented or exchanged, or (b) can be conveyed in combination with a related asset or liability. Pursuant to ASC 820, Fair Value Measurements and Disclosures, the inputs used in the valuation of these intangible assets consisted primarily of Level 2 and Level 3 inputs. The goodwill of $120,655,000 arising from the acquisition consists largely of the synergies, economies of scale and cost savings expected from the Management Internalization.

Under the terms of the Management Internalization contribution agreement, net monetary assets, as defined, of the Advisor and Property Manager as of June 10, 2013 are to be settled in cash between the Company and the Sponsor within 45 days of the date of the transaction. Accordingly, estimated net monetary assets of $6,979,000, including estimated cash and cash equivalents of $8,982,000, were recorded in connection with the Management Internalization, with an offsetting liability reflected in amounts payable to affiliates.

Since the date of the Management Internalization, the Company has consolidated the Advisor and the Property Manager and the results of these operations are reflected in the accompanying condensed consolidated financial statements.

Alaska Joint Venture Acquisition

On June 11, 2013, the Company acquired 100% of the membership interests in American Homes 4 Rent I, LLC (the “Alaska Joint Venture”) from APFC and the Sponsor for a purchase price of $904,487,000 (the “Alaska Joint Venture Acquisition”). The purchase price consisted of the issuance of 43,609,394 Class A common shares in the Company to APFC and 12,395,965 Class A units in the Operating Partnership to the Sponsor (see Note 7). As part of the Alaska Joint Venture Acquisition, the Company acquired a portfolio of 4,778 single-family properties, as well as the right to receive all net cash flows produced by the Alaska Joint Venture subsequent to April 30, 2013. Net cash flows produced by the Alaska Joint Venture subsequent to April 30, 2013 and prior to the Company’s ownership on June 11, 2013 were approximately $1,896,000, which have been included in the assets acquired as part of the Alaska Joint Venture Acquisition. The Company completed the Alaska Joint Venture Acquisition for the purpose of acquiring a portfolio of 4,778 single-family properties, which was 75% leased as of the date of acquisition.

The following table summarizes the fair values of the assets acquired as part of the Alaska Joint Venture Acquisition as of the date of acquisition (in thousands):

Land	$156,648
Building and improvements	740,396
Receivable for net cash flows prior to acquisition date	1,896
In-place lease values	5,547

Fair value of acquired assets	$904,487

Pursuant to the Alaska Joint Venture Acquisition contribution agreement, net monetary assets, as defined, of the Alaska Joint Venture as of April 30, 2013 are to be used to fund all remaining initial repair and renovation costs of the 4,778 single-family properties, with any potential shortfalls to be paid for by the Sponsor. At December 31, 2013, any remaining net monetary assets will be distributed to APFC and the Sponsor. Accordingly, estimated net monetary assets of $12,995,000, including estimated cash and cash equivalents of $22,989,000, were recorded in connection with the Alaska Joint Venture Acquisition, with an offsetting liability reflected in amounts payable to affiliates.

Since the date of the Alaska Joint Venture Acquisition, the Company has consolidated the Alaska Joint Venture and the results of its operations are reflected in the accompanying condensed consolidated financial statements.

RJ Joint Ventures Acquisition

On August 10, 2012, the Sponsor formed RJ LLC, as the sole owner and managing member, for the purpose of sponsoring and managing investment vehicle joint ventures with accredited investors identified by Raymond James. On September 20, 2012, RJ LLC formed its first investment vehicle, RJ1, with an initial capital contribution of 177 single-family properties from the Sponsor, prior to selling a 67% Class A ownership interest in RJ1 to third party accredited investors (the “RJ1 Investors”). After the sale to the RJ1 Investors, RJ LLC’s remaining interest in RJ1 consisted of a 33% managing member Class B equity interest and 100% of a promoted interest that is earned after the RJ1 Investors achieve certain preferred returns.

On December 31, 2012, the Company acquired a newly created Class B ownership interest in RJ LLC from the Sponsor in exchange for 653,492 Preferred Units (see Note 7), which entitled the Company to all operating cash distributions and 20% of promoted interest distributions made from RJ1 to RJ LLC (the “RJ1 2012 Transaction”). As the RJ1 2012 Transaction was completed prior to the Management Internalization, it was deemed to be a transaction between “entities under common control” under the provisions of ASC 805, Business Combinations, and accordingly, the Company’s Class B interest in RJ LLC was recorded at the Sponsor’s carryover basis of zero. As a result, the Preferred Units issued to the Sponsor were also recorded with no initial basis.

On March 15, 2013, RJ LLC formed its second investment vehicle, RJ2, with an initial capital contribution of 214 single-family properties from the Sponsor, prior to selling a 67% Class A ownership interest in RJ2 to third party accredited investors (the “RJ2 Investors”). After the sale to the RJ2 Investors, RJ LLC’s remaining interest in RJ2 consisted of a 33% managing member Class B equity interest and 100% of a promoted interest that is earned after the RJ2 Investors achieve certain preferred returns.

On June 14, 2013, the Sponsor contributed its remaining ownership interest in RJ LLC to the Company, 653,492 Preferred Units held by the Sponsor were converted into 653,492 Class A units (the “Preferred Unit Conversion”) and the Company issued 705,167 additional Class A units to the Sponsor (collectively, the “2013 RJ Transaction”). The fair value of the 705,167 Class A units issued has been estimated to be $11,283,000, which has been determined using the most recent trading price in the Company’s Class A common shares, into which the Class A units are convertible into on a one-for-one basis. Additionally, our Operating Partnership made a $7.6 million loan to RJ1, the proceeds of which were used to extinguish the balance of an outstanding loan as of the date of the 2013 RJ Transaction. The Company completed the 2013 RJ Transaction for the purpose of gaining 100% ownership of RJ LLC and therefore control over RJ1 and RJ2. As of the date of the 2013 RJ Transaction, the RJ1 and RJ2 portfolios collectively consisted of 377 single-family properties.

The following table summarizes the fair values of the net assets of RJ LLC, RJ1 and RJ2 that the Company gained control over on June 14, 2013 and the associated 67% noncontrolling interest held by the RJ1 Investors and RJ2 Investors in RJ1 and RJ2, respectively (in thousands):

Land	$10,340
Building and improvements	54,123
In-place lease values	539
Cash and cash equivalents	1,128
Other current assets and liabilities, net	(311)
Note payable	(7,600)
Noncontrolling interest	(39,321)

Fair value of acquired net assets	$18,898

As the Company gained control over RJ LLC after the date of the Management Internalization on June 10, 2013, the carrying value of the Company’s Class B interest in RJ LLC has been remeasured to fair value in accordance with ASC 805, Business Combinations. The following table summarizes the carrying value and fair value of the Company’s Class B interest in RJ LLC as of June 14, 2013 and the resulting gain on remeasurement of approximately $10.9 million, which has been recognized in the accompanying condensed consolidated statements of operations (in thousands):

Fair value of existing Class B interest	$7,615
Carrying value of Class B interest	(3,330)

Gain on remeasurement of equity method investment	$10,945

The fair value of the Company’s existing Class B interest has been determined using an income approach valuation technique based on the assets of RJ1 underlying the Company’s Class B interest in RJ LLC.

Because the Preferred Unit Conversion was not subject to an inducement offer and represented an in-substance redemption of the 653,492 Preferred Units, the $10,456,000 fair value of the 653,492 Class A units in excess of the zero carrying value of the 653,492 Preferred Units has been reflected as a reduction to net income attributable to common shareholders in the accompanying condensed consolidated statements of operations in accordance with ASC 260-10-S99-2, The Effect on the Calculation of Earnings per Shares for the Redemption or Induced Conversion of Preferred Stock. The fair value of the Class A units issued in connection with the 2013 RJ Transaction has been determined using the most recent trading price in the Company’s Class A common shares, into which the Class A units are convertible into on a one-for-one basis.

Since the date of the 2013 RJ Transaction, the Company has consolidated RJ LLC, RJ1 and RJ2 and the related results of operations are reflected in the accompanying condensed consolidated financial statements.

The following table presents the total revenues and net income attributable to the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction that is included in our condensed consolidated statement of operations from the respective transaction dates through June 30, 2013 (in thousands):

	Management Internalization	Alaska Joint Venture Acquisition	2013 RJ Transaction
	Period from June 10, 2013 to June 30, 2013	Period from June 11, 2013 to June 30, 2013	Period from June 14, 2013 to June 30, 2013
Total revenues	$239	$2,871	$278
Net (loss) / income	$(2,112)	$(280)	$4

The following table presents the Company’s supplemental consolidated pro forma total revenues and net income as if the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction had occurred on January 1, 2012 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Pro forma total revenues (1)	$28,631	$1,853	$42,995	$2,493
Pro forma net loss (1)	$(20,877)	$(4,154)	$(26,293)	$(5,195)

(1)	This unaudited pro forma supplemental information does not purport to be indicative of what the Company’s operating results would have been had the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction occurred on January 1, 2012.

Due to the inherent complexity of the accompanying condensed consolidated financial statements as a result of the transactions completed between entities under common control (see Note 9), management believes that presentation of pro forma net loss attributable to common shareholders and on a per share basis is not meaningful and has therefore only presented pro forma total revenues and net income as if the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction had occurred on January 1, 2012 above.

Sale of southern California properties

On June 27, 2013, the Company sold 38 single-family properties located in southern California for a gross sales price of $8,900,000, before commissions and closing costs, resulting in a gain on sale of $904,000, which has been reflected as gain on disposition of assets in the accompanying condensed consolidated statements of operations.

Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Loss Per Share

Note 11. Net loss per share

The following table reflects the computation of net loss per share on a basic and diluted basis for the three and six months ended June 30, 2013 and 2012 (in thousands, except share information):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Income / loss (numerator):
Net income / (loss) from continuing operations	$137	$(1,566)	$(6,742)	$(1,730)
Income from discontinued operations	986	—	1,008	—
Noncontrolling interest	4,664	—	5,559	—
Conversion of preferred units	10,456	—	10,456	—

Net loss attributable to common shareholders	$(13,997)	$(1,566)	$(21,749)	$(1,730)

Weighted-average shares (denominator):
Class A common shares issued in formation transactions	3,301,000	3,301,000	3,301,000	3,301,000
Class B common shares issued in formation transactions	667	667	667	667
Class A common shares issued in 2012 Offering	35,362,998	—	35,362,998	—
Class A common shares issued in 2013 Offering	46,718,750	—	28,134,496	—
Class B common shares issued in connection with 2,770 Property Contribution	634,408	—	431,117	—
Class A common shares issued to members of board of trustees	6,286	—	3,160	—
Class A common shares issued in settlement of subscription agreement	363,115	—	182,561	—
Class A common shares issued in connection with Alaska Joint Venture Acquisition	9,584,482	—	4,818,718	—

Total weighted-average shares	95,971,706	3,301,667	72,234,717	3,301,667

Net loss per share- basic and diluted:
Loss from continuing operations	$(0.16)	$(0.47)	$(0.31)	$(0.52)
Income from discontinued operations	0.01	—	0.01	—

Net loss per share- basic and diluted	(0.15)	(0.47)	(0.30)	(0.52)

The Company accounted for the issuance of 3,301,000 Class A common shares and 667 Class B common shares associated with the initial contribution by the Sponsor in December 2012, to be a formation transaction and has reflected these shares outstanding as of the earliest period presented.

Total weighted average shares for the three and six months ended June 30, 2013 shown above excludes an aggregate of 35,775,468 and 54,293,266, respectively, of shares or units in our Operating Partnership (see Note 7), the subscription agreement (see Note 7), and stock options (see Note 7) because they were antidilutive and not related to the formation of the Company.

Due to the inherent complexity of the accompanying condensed consolidated financial statements as a result of the transactions completed between entities under common control (see Note 9), management does not consider the historical net loss per share computations to be meaningful.

Note 10. Net loss per share

The following table reflects the computation of net loss per share on a basic and diluted basis for 2012 and for the period from June 23, 2011 to December 31, 2011 (in thousands, except share information):

	Year ended December 31, 2012	For the period from June 23, 2011 to December 31, 2011
Income / loss (numerator)
Net loss attributable to common shareholders	$(10,236)	$(42)
Weighted-average shares (denominator):
Class A common shares issued in formation transactions	3,301,000	3,301,000
Class A common shares issued in 2012 Offering	3,923,845	—
Class B common shares issued in formation transactions	667	667

Total weighted-average shares	7,225,512	3,301,667

Net loss per share—basic and diluted	$(1.42)	$(0.01)

The Company accounted for the issuance of 3,301,000 Class A common shares and 667 Class B common shares associated with the initial contribution by the Sponsor in December 2012, to be a formation transaction and has reflected these shares outstanding as of the earliest period presented.

Total weighted average shares shown above excludes an aggregate of 4,719,493 shares or units in our Operating Partnership (see Note 7), the subscription agreement (see Note 7), and stock options (see Note 7) because they were antidilutive and not related to the formation of the Company.

Due to the inherent complexity of the accompanying consolidated financial statements as a result of the transactions completed between entities under common control (see Note 9), management does not consider the historical net loss per share computations as meaningful.

Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies

Note 12. Commitments and contingencies

In connection with the renovation of single-family properties after they are purchased, the Company enters into contracts for the necessary improvements. As of June 30, 2013 and December 31, 2012, the Company had aggregate outstanding commitments of $9,382,000 and $1,694,000, respectively, in connection with these contracts.

As of June 30, 2013 and December 31, 2012, we had commitments to acquire 1,152 and 462 single-family properties, respectively, with an aggregate purchase price of $167,318,000 and $70,082,000, respectively.

We are involved in various legal proceedings that are incidental to our business. We believe these matters will not have a materially adverse effect on our financial position.

Note 12. Commitments and contingencies

In connection with the renovation of single-family properties after they are purchased, the Company enters into contracts for the necessary improvements. As of December 31, 2012, the Company had aggregate outstanding commitments of $1,694,000 in connection with these contracts.

Through December 31, 2012, approximately 57% of our single-family properties have been purchased at trustee’s sales. Properties purchased at foreclosure’s sales have the risk of unknown liens that cannot be estimated. We perform title work and other research to provide a basis for accruing for unpaid liens. Additionally, most liens are identified and cleared in a few months following acquisition. However, there remains a risk for contingent liabilities for unknown liens on recently acquired properties.

As of December 31, 2012, we had commitments to acquire 462 single-family properties with an aggregate purchase price of $70,082,000. Escrow deposits of $2,162,000 on the accompanying consolidated balance sheet relate to these properties. Under the 2,770 Property Contribution, the Sponsor agreed to assign escrows of 224 single-family properties with an aggregate purchase price of $33,519,000, which the Company has agreed to reimburse the Sponsor for certain acquisition related costs (see Note 9). It is likely that some of these properties will fall out of escrow for various reasons and will not be acquired.

We are involved in various legal proceedings that are incidental to our business. We believe these matters will not have a materially adverse effect on our financial position.

Noncash Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nonmonetary Transactions [Abstract]
Noncash Transactions

Note 13. Noncash transactions

On February 28, 2013, our Sponsor contributed 2,770 single-family properties to the Company with a net carrying cost of $386,500,000 in exchange for 31,085,974 Series C convertible units in our Operating partnership and 634,408 Class B common shares (see Note 9).

On June 10, 2013, we acquired the Advisor and Property Manager from the Sponsor in exchange for 4,375,000 Series D units and 4,375,000 Series E units in the Operating Partnership (see Note 10).

On June 11, 2013, we acquired the Alaska Joint Venture from APFC and the Sponsor in exchange for 43,609,394 Class A common shares in the Company and 12,395,965 Class A units in the Operating Partnership (see Note 10).

On June 14, 2013, the Sponsor contributed its remaining ownership interest in RJ LLC to the Company, 653,492 Preferred Units held by the Sponsor were converted into 653,492 Class A units and the Company issued 705,167 additional Class A units to the Sponsor (see Note 10).

Note 13. Noncash transactions

In connection with the 2012 Offering, our Sponsor made an investment in our Company by contributing 367 single-family properties with a net carrying cost of $46,635,000, plus transfer costs of $455,000 that were expensed as acquisition costs, and by making a cash investment of $556,000 (see Note 9).

Additionally, in connection with the 2012 Offering we entered into a subscription agreement with our Advisor under which our Advisor has the option to purchase 3,333,334 Class A common shares for an aggregate purchase price of $50,000,000 (See Note 7).

On December 31, 2012, the sole Class B interest in RJ LLC was contributed to us by our Sponsor. The investment was made through the issuance of 653,492 3.5% convertible preferred units (see Note 4).

As of December 31, 2012, the Company had receivables of $3,312,000, accounts payable and accrued expenses of $2,306,000 and amounts payable to affiliates of $4,180,000 related to property acquisitions.

On February 28, 2013, our Sponsor contributed 2,770 properties to us in exchange for 31,085,974 Series C convertible units in our Operating partnership and 634,408 Class B common shares (see Note 9). As of December 31, 2012, the single-family properties purchased prior to January 1, 2013 had a net asset value net of related liabilities of $364,957,000.

Fair Value	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value

Note 14. Fair Value

Fair value is a market-based measurement, and should be determined based on the assumptions that market participants would use in pricing an asset or liability. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows:

•	Level 1—Inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets;

•

Level 2—Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument; and

•	Level 3—Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The carrying amount of rents and other receivables, restricted cash for resident security deposits, escrow deposits, prepaid expenses, accounts payable and accrued expenses and amounts payable to affiliates approximate fair value because of the short maturity of these amounts.

As the Company’s credit facility bears variable interest at 30 day LIBOR plus 2.75% and was recently entered into on March 7, 2013 (see Note 5), management believes the carrying value of the credit facility as of June 30, 2013 reasonably approximates fair value, which has been estimated by discounting future cash flows at market rates (Level 2).

The Company’s contingently convertible series E units liability (see Note 10) is the only financial instrument recorded at fair value on a recurring basis within our consolidated financial statements and is valued using a Monte Carlo Simulation model. A Monte Carlo simulation is incorporated given that the value of the securities is path dependent, meaning that their value depends on the average of a sequence of the prices of the underlying asset over some predetermined period of time. Inputs to the model include a risk-free rate corresponding to the assumed timing of the conversion date and a volatility input based on the historical volatilities of selected peer group companies. The starting point for the simulation is the most recent trading price in the Company’s Class A common shares, into which the Series E units are ultimately convertible. The timing of such conversion is based on the provisions of the contribution agreement and the Company’s best estimate of the events that trigger such conversions. The following table sets forth the fair value of the contingently convertible series E units liability as of June 30, 2013 (in thousands):

		June 30, 2013
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingently convertible Series E units liability	$64,881	$—	$—	$64,881

Changes in inputs or assumptions used in the Monte Carlo simulation used to value the contingently convertible Series E units liability may have a material impact on the resulting valuation. There were no changes in fair value of the Series E units liability between June 10, 2013 (date of issuance) and June 30, 2013.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 15. Subsequent events

Subsequent acquisitions

During July 2013, we acquired 1,499 properties with an aggregate purchase price of $208,762,000 compared to 1,872 properties with an aggregate purchase price of $272,091,000 during June 2013. In August 2013, our pace of acquisitions is expected to decline further. The slowing in our pace of acquisitions is the result of our effort to match our capital investments with our capital raising activities. We expect that our level of acquisition activity will fluctuate based on the number of suitable investments and on the level of funds available for investment.

Initial Public Offering and Concurrent Private Placements

On August 6, 2013, the Company raised $705,882,000 before aggregate underwriting discounts and offering costs of $36,952,000 in an IPO. Concurrently with the IPO, the Company raised an additional $75,000,000 in the 2013 Concurrent Private Placements at the IPO price of $16.00 per share and without payment of any underwriting discount or placement fee. On August 21, 2013, the Company raised $105,882,000 before aggregate underwriting discounts of $5,029,000 by issuing an additional 6,617,647 Class A common shares in connection with the IPO underwriters’ exercise in full of their option to purchase additional shares.

Borrowings on Credit Facility

From July 1, 2013 through August 6, 2013, the Company borrowed an additional $170,000,000 under the credit facility (see Note 5). On August 6, 2013, the loan had an outstanding balance of $840,000,000, and was paid down by $716,000,000 from the proceeds of our IPO. Upon the occurrence of this paydown, maximum borrowings under this loan were reduced to $500,000,000. On August 21, 2013 and August 22, 2013, the Company made additional payments on the credit facility totaling $90,000,000 using proceeds of the IPO underwriters’ exercise in full of their option to purchase additional shares. After the additional payments totaling $90,000,000, the credit facility had an outstanding balance of $34,000,000.

Note 14. Subsequent events

Subsequent acquisitions

From January 1, 2013 through April 5, 2013, we acquired 4,055 single-family properties (excluding 109 properties from the 2,770 Property Contribution) with an aggregate purchase price of $631,599,000.

Distribution of loan proceeds from RJ1

In January 2013, RJ1 obtained an $11 million loan from an affiliate of the Sponsor. The loan to RJ1 bears interest at a variable rate of LIBOR plus 1.5%, adjusted and payable monthly, and is due in January 2014. Our Operating Partnership has guaranteed $3,597,000 of this loan. The proceeds of the loan were distributed to investors, resulting in a $3,431,000 distribution to us related to our interest in the entity (see Note 4).

Bridge loan

In February 2013, we entered into a $250 million bridge loan with a leading national financial institution. The bridge loan has a 90 day term, bears interest at a variable rate of LIBOR plus 1.5%, and provides for a $250,000 loan origination fee. The bridge loan is guaranteed by an affiliate of the Sponsor, which was not compensated for providing the guarantee. We borrowed $115,000,000 under this bridge loan through March 14, 2013, when it was paid off with proceeds from the 2013 Offering.

Credit facility

On March 7, 2013, we entered into a $500 million senior secured revolving credit facility with a leading national financial institution. The amount that may be borrowed under the credit facility will generally be based on the lower of 50% of the value of our qualifying leased and unleased properties and certain other measures based in part on the net income generated by our qualifying leased and un-leased properties, which is referred to as the “Borrowing Base.” In addition, the credit facility has an accordion feature that allows us to increase the total amount of the credit facility from $500 million up to $1 billion, subject to obtaining lender commitments, paying certain related fees and costs, and satisfying customary closing conditions. Due to limitations on mortgaging and pledging properties contributed in the 2,770 Property Contribution, we are not permitted to include those properties in our Borrowing Base without the approval of the Sponsor. These limitations will end upon the conversion of the Series C units into Class A units, which may occur at any time, at the option of the holders of the Series C units, but not later than the earlier of (i) the third anniversary of the original issuance of the Series C units or (ii) the date of commencement of the dissolution, liquidation or winding up of our operating partnership (at which time we would not be able to borrow under the credit facility), at which time the Series C units will automatically convert into Class A units.

The credit facility requires that we maintain financial covenants relating to the following matters: (i) cash and cash equivalents in an aggregate amount of at least $7.5 million; (ii) a maximum leverage ratio of 1.5 to 1.0; and (iii) tangible net worth being not less than $500 million.

Borrowings under the credit facility are available for a period of two years following the closing of the credit facility, which period may be extended for an additional year, subject to the satisfaction of certain financial covenant tests. The credit facility will mature one year after the expiration of such period. The credit facility bears interest at 30 day LIBOR plus 2.75%. In addition, the Company is required to pay an initial structuring fee of $5,000,000. The credit facility also provides for the payment of an unused commitment fee, payable monthly, initially based on an annual rate of 0.40% of the average unused facility amount.

2013 Offering

In March 2013, the Company raised $747,500,000 (before aggregate placement agent fees and offering costs of $44,003,000) in an offering exempt from registration under the Securities Act of 1933. A portion of the proceeds were used to pay off the bridge loan.

In the 2013 Offering, we issued 46,718,750 Class A common shares at a price of $16.00 per common share which are subject to a registration rights agreement. Under the terms of this agreement, if we have not filed a registration statement by November 21, 2013 (unless extended by our board of trustees for a period not to exceed six months), then our Advisor will be penalized in an amount equal to 50% of the advisory fee. In addition, the agreement provides that if by May 21, 2014 (unless extended by our board of trustees for a period not to exceed six months) either (i) a shelf registration statement for the resale of the Class A common shares has not been declared effective by the Securities and Exchange Commission, or (ii) our Class A common shares have not been listed for trading on a national securities exchange, we will be required to hold a special meeting of our shareholders for the purpose of considering and voting on the removal of our trustees, unless the holders of 75% of the outstanding Class A common shares consent to a waiver or deferral of the special meeting.

Issuance of shares to trustees

In April 2013, we awarded 6,500 Class A common shares with an aggregate value under the Plan of $112,000 to members of a special committee of our board of trustees, which is comprised of our independent trustees.

Investment In Real Estate Entity	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Investment In Real Estate Entity

Note 4. Investment in Real Estate Entity

On December 31, 2012, the sole Class B interest in RJ American Homes 4 Rent Investments, LLC (“RJ LLC”) was contributed to us in exchange for 653,492 3.5% convertible perpetual preferred units of the Company’s Operating Partnership, which was at an agreed upon value of approximately $9,802,000. Prior to the exchange, our Sponsor owned 100% of RJ LLC and therefore, the preferred units were issued directly to our Sponsor. Since no consideration was received by RJ LLC from the Sponsor for their Class B interest, the carryover basis for the equity interest issued to the Company was determined to be zero. As a result, the 3.5% convertible perpetual preferred units of the Operating Partnership issued to the Sponsor also had no initial basis and are considered to be noncontrolling interest in Operating Partnership. Our investment in RJ LLC is recorded on the equity method, as the Operating Partnership has more than minor influence over RJ LLC’s operations, and is reflected in the accompanying consolidated balance sheet as investment in real estate entity.

Our investment in RJ LLC is represented by the ownership of the entity’s sole Class B interest, which has the rights to all distributions of operating cash flow and loan proceeds of RJ American Homes 4 Rent One, LLC (“RJ1”). Our Sponsor is the sole owner of Class A interest of RJ LLC and is the managing member. RJ LLC’s only investment is a 30% equity interest in RJ1. RJ1 owns 177 single-family properties, which had been contributed by the Sponsor in September 2012, the Sponsor’s net book value being approximately $4,391,000 at December 31, 2012. In connection with RJ LLC’s investment in RJ1, the Company is also entitled to 20% of the promoted interest in RJ1 held by the Company’s Sponsor. The promoted interest held by our Sponsor is earned after RJ1’s investors achieve certain preferred returns. This promoted interest in RJ1 is equal to 15% after investors in RJ1 receive a 6% return, 25% after an 8.5% return to investors is achieved, and 35% after an 11.5% return to investors is achieved. As of December 31, 2012, RJ1 had total assets of $25,211,000, total liabilities of $673,000 and total equity of $24,538,000.

Lease Income	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Lease Income

Note 5. Lease income

We generally rent our properties under non-cancelable lease agreements with a term of one year. Future minimum rental revenues under leases existing on our properties (including contributed properties) as of December 31, 2012 are as follows (in thousands):

2013	$14,865
2014	767

Total	$15,632

Geographic Concentrations	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Geographic Concentrations

Note 11. Geographic concentrations

We have one reportable segment with activities related to acquiring, renovating, leasing and operating single-family homes as rental properties. As of December 31, 2012, we owned single-family properties in 18 states, with concentration of greater than 10% of net book value in four states as follows (dollars in thousands):

State	Rental Income	% of Total Rental Income	Net Book Value	% of Net Book Value
Texas	$327	7.2%	$52,640	10.4%
Georgia	$506	11.1%	$57,042	11.2%
Arizona	$844	18.6%	$75,446	14.9%
Florida	$969	21.3%	$85,196	16.8%

As of December 31, 2011, we owned single-family properties in two states as follows (dollars in thousands):

State	Rental Income	% of Total Rental Income	Net Book Value	% of Net Book Value
Arizona	$6	9.2%	$1,319	37.7%
Nevada	$59	90.8%	$2,176	62.3%

The concentration of properties may make us vulnerable to risk of loss greater than we would have had if we had broader diversification.

SCHEDULE III-REAL ESTATE AND ACCUMULATED DEPRECIATION	6 Months Ended
Jun. 30, 2013
Real Estate And Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III-REAL ESTATE AND ACCUMULATED DEPRECIATION

AMERICAN HOMES 4 RENT

SCHEDULE III-REAL ESTATE AND ACCUMULATED DEPRECIATION AS OF DECEMBER 31, 2012

(dollar amounts in thousands)

		Initial Cost to Company		Cost Capitalized Subsequent to Acquisition		Total Costs as of December 31, 2012
State	Number of Single- Family Homes	Land	Depreciable Property	Land	Depreciable Property	Land	Depreciable Property	Total	Accumulated Depreciation(1)	Date of Acquisition
AZ	596	$10,468	$60,623	$—	$4,704	$10,468	$65,327	$75,795	$(436)	2011/2012
CA	108	5,577	15,141	—	703	5,577	15,844	21,421	(19)	2012
CO	25	894	3,539	—	238	894	3,777	4,671	(22)	2012
FL	568	15,367	65,594	—	4,506	15,367	70,100	85,467	(440)	2012
GA	423	11,710	39,798	—	5,696	11,710	45,494	57,204	(272)	2012
IL	317	6,452	32,439	—	824	6,452	33,263	39,715	(39)	2012
IN	122	2,636	10,122	—	799	2,636	10,921	13,557	(64)	2012
NC	155	4,315	16,199	—	730	4,315	16,929	21,244	(64)	2012
NV	203	4,708	23,015	—	2,608	4,708	25,623	30,331	(455)	2011/2012
OH	302	7,729	29,139	—	1,039	7,729	30,178	37,907	(60)	2012
SC	18	618	2,277	—	—	618	2,277	2,895	—	2012
TN	220	7,873	31,343	—	609	7,873	31,952	39,825	(156)	2012
TX	455	10,570	40,282	—	1,864	10,570	42,146	52,716	(103)	2012
UT	104	5,830	13,612	—	293	5,830	13,905	19,735	(2)	2012
WA	28	1,392	3,943	—	27	1,392	3,970	5,362	(0)	2012

Total	3,644	$96,139	$387,066	$—	$24,640	$96,139	$411,706	$507,845	$(2,132)

(1)	Except for amounts attributed to land, real estate related assets are depreciated over their estimated useful lives of 5 to 30 years using the straight-line method.

A summary of activity for single-family properties and accumulated depreciation is as follows:

	Single-Family Properties December 31,
	2012	2011
Balance at beginning of period	$3,516	$—
Acquisitions	479,736	3,469
Improvements	24,593	47

Balance at end of period	$507,845	$3,516

	Accumulated Depreciation December 31,
	2012	2011
Balance at beginning of period	$21	$—
Depreciation expense on properties	2,111	21

Balance at end of period	$2,132	$21

Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis Of Presentation

Basis of presentation

The accompanying condensed consolidated financial statements are unaudited and include the accounts of the Company, the Operating Partnership and its consolidated subsidiaries. Intercompany accounts and transactions have been eliminated. The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and in conjunction with the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, the accompanying condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2012. In the opinion of management, all adjustments of a normal and recurring nature necessary for a fair presentation of the condensed consolidated financial statements for the interim periods have been made. The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

There have been no changes to our significant accounting policies that have had a material impact on our condensed consolidated financial statements and related notes and therefore notes to the condensed consolidated financial statements which would substantially duplicate the disclosure contained in the audited consolidated financial statements have been omitted.

Single-Family Properties

Single-family properties

Transactions in which single-family properties are purchased that are not subject to an existing lease are treated as asset acquisitions, and as such are recorded at their purchase price, including acquisition fees, which is allocated to land and building based upon their relative fair values at the date of acquisition. Single-family properties that are acquired either subject to an existing lease or as part of a portfolio level transaction (see Note 10) are treated as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and as such are recorded at fair value, allocated to land, building and the existing lease, if applicable, based upon their relative fair values at the date of acquisition, with acquisition fees and other costs expensed as incurred. Fair value is determined based on ASC 820, Fair Value Measurements and Disclosures, primarily based on unobservable data inputs. In making estimates of fair values for purposes of allocating the purchase price of individually acquired properties subject to an existing lease, the Company utilizes its own market knowledge and published market data. In this regard, the Company also utilizes information obtained from county tax assessment records to assist in the determination of the fair value of the land and building. The Company engages a third party valuation specialist to assist in the determination of fair value for purposes of allocating the purchase price of properties acquired as part of portfolio level transactions.

The value of acquired lease related intangibles is estimated based upon the costs we would have incurred to lease the property under similar terms. Such costs are capitalized and amortized over the remaining life of the lease. Acquired leases are generally short-term in nature (six months to two years).

Single-family properties

Transactions in which single-family properties are purchased that are not subject to an existing lease are treated as asset acquisitions, and as such are recorded at their purchase price including acquisition fees. Transactions in which single-family properties are acquired subject to an existing lease are treated as a business combination under Accounting Standards Codification (“ASC”) 805, Business Combinations, and as such are recorded at fair value (approximated by the purchase price), allocated to land, building and the existing lease based upon their relative fair values at the date of acquisition, with acquisition fees and other costs expensed as incurred. The cost of single-family properties is allocated between land and building based upon their relative fair values at the date of acquisition. Fair value is determined based on ASC 820, Fair Value Measurements and Disclosures, primarily based on unobservable data inputs. In making estimates of fair values for purposes of allocating purchase price, the Company utilizes its own market knowledge and published market data. In this regard, the Company also utilizes information obtained from county tax assessment records to assist in the determination of the fair value of the land and building.

Single-family properties contributed by our Sponsor are deemed to be transactions under common control. Accordingly, the assets and liabilities of contributed properties are recorded by the Company at the Sponsor’s net book value (see Note 9).

For single-family properties acquired with in-place leases, the fair value of acquired in-place leases is estimated to be the estimated costs we would have incurred to lease the property under similar terms. Such costs are capitalized and amortized over the remaining life of the lease. Acquired leases are generally short-term in nature (six months to two years). For these single-family properties, acquisition fees are expensed as incurred and are included in acquisition fees and costs expensed in the accompanying consolidated statement of operations.

The nature of our business requires that in certain circumstances we acquire single-family properties subject to existing liens. Liens that we expect to be extinguished in cash are estimated and accrued on the date of acquisition and recorded as a cost of the property.

We incur costs to prepare our properties to be rented, primarily renovation costs. These costs, along with related holding costs during the period of renovation, are capitalized to the cost of the building. Upon completion of the renovation of the single-family properties, all costs of operations, including repairs and maintenance, are expensed as incurred.

Intangible Assets

Intangible assets

Intangible assets are amortized on a straight-line basis over the asset’s estimated economic life and will be tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on discounted cash flows. The identified intangible assets acquired as part of the Management Internalization (see Note 10) are being amortized over the following estimated economic lives:

Amortizable Life
Trademark	4.7 years
Database	7 years

Goodwill

Goodwill

Goodwill represents the fair value in excess of the tangible and separately identifiable intangible assets that were acquired as part of the Management Internalization (see Note 10). Goodwill has an indefinite life and is therefore not amortized. The Company will analyze goodwill for impairment on an annual basis, or if certain events or circumstances occur, pursuant to ASC 350, Intangibles—Goodwill and Other. No impairments have been recorded as of June 30, 2013.

Deferred Financing Costs

Deferred financing costs

Financing costs related to the origination of the Company’s bridge loan and line of credit are deferred and amortized on an effective interest method, which approximates straight-line basis over the contractual terms of the applicable financings.

Recently Issued And Adopted Accounting Standards

Recently issued and adopted accounting standards

In July 2012, the Financial Accounting Standards Board issued Accounting Standards Update No. 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment”. The revised standard is intended to reduce the cost and complexity of testing indefinite-lived intangible assets other than goodwill for impairment by providing entities with an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard allows an entity first to assess qualitative factors to determine whether events and circumstances indicate that it is more likely than not (that is, a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired. If it is more likely than not that the asset is impaired, the entity must calculate the fair value of the asset, compare the fair value to its carrying amount, and record an impairment charge, if the carrying amount exceeds fair value. However, if an entity concludes that it is not more likely than not that the asset is impaired, no further action is required. The qualitative assessment is not an accounting policy election. An entity can choose to perform the qualitative assessment on none, some, or all of its indefinite-lived intangible assets. Moreover, an entity can bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to the quantitative impairment test, and then choose to perform the qualitative assessment in any subsequent period. The revised standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations.

Recently issued and adopted accounting standards

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which generally represents clarifications of Topic 820, Fair Value Measurements, but also includes certain instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS). The ASU was effective prospectively for interim and annual periods beginning after December 15, 2011 with earlier application not permitted. The adoption of this guidance did not have a material effect on our consolidated results of operations, financial position or cash flows.

Accounting Principles And Consolidation

Accounting principles and consolidation

The accompanying consolidated financial statements include the accounts of all subsidiaries. Intercompany accounts and transactions have been eliminated. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America (“GAAP”). We conduct substantially all of our operations through our Operating Partnership. As of December 31, 2012, the Company owned approximately 99.9% of the Class A units in the Operating Partnership, which is consolidated in the accompanying consolidated financial statements, with noncontrolling interest (see Note 7) reflected separately.

Use Of Estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. These estimates are inherently subjective in nature and actual results could differ from estimates and the differences may be material.

Unaudited Pro-Forma Equity

Unaudited pro forma equity

Unaudited pro forma equity as of December 31, 2012 has been presented to reflect the reclassification of $365,447,000 from additional paid-in capital to noncontrolling interest that will occur upon consummation of the 2,770 Property Contribution on February 28, 2013 and the related issuance of 31,085,974 Series C Convertible units in our Operating Partnership (see Notes 7 and 9).

Income Taxes

Income taxes

We intend to elect to be taxed as a REIT, as defined in the Internal Revenue Code. As a REIT, we are not subject to U.S. federal income taxes to the extent that we distribute 100% of our taxable income to our shareholders on an annual basis and do not engage in prohibited transactions. We believe we met these REIT requirements in 2012. Accordingly, we have not recorded federal income tax expense related to the REIT’s taxable income.

Our assumption that we met the REIT requirements could be incorrect because the REIT requirements are complex, require ongoing factual determinations, and there could be future unanticipated changes in our circumstances, or existing circumstances that were not identified and may affect our Company’s compliance. For any taxable year that we fail or have failed to qualify as a REIT and for which applicable statutory relief provisions did not apply, we would be taxed at the regular corporate rates on all of our taxable income. In these circumstances, we could also be subject to penalties and interest, and our net income would be materially different from our current estimates.

We incurred a net operating loss for federal and state income tax purposes in 2012, which will expire in 2033. The Company had no unrecognized tax benefits as of December 31, 2012. The Company expects no significant increases or decreases in unrecognized tax benefits due to changes in tax positions within one year of December 31, 2012. We are not required to pay a dividend for the year ended December 31, 2012.

Impairment Of Long Lived Assets

Impairment of long lived assets

The Company evaluates its single family properties for impairment periodically or whenever events or circumstances indicate that its carrying amount may not be recoverable. If an impairment indicator exists, we compare the expected future undiscounted cash flows against the carrying amount of an asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, we would record an impairment loss for the difference between the estimated fair value and the carrying amount of the asset.

Leasing Costs

Leasing costs

Direct and incremental costs we incur to lease the properties are capitalized and amortized over the term of the lease, usually one year. Amortization of leasing costs is included in property operating expenses. Pursuant to the property management agreement with our Property Manager, we pay a leasing fee equal to one-half of each lease’s monthly rent (see Note 8).

Depreciation And Amortization

Depreciation and amortization

Depreciation is computed using the straight-line method over the estimated useful lives of the buildings and improvements, which are generally between 5 and 30 years. The Company considers the value of in-place leases in the allocation of the purchase price and the amortization period reflects the remaining terms of the leases. The remaining terms are usually very short, less than one year. The unamortized portion of in-place leases is included in other assets.

Cash And Cash Equivalents

Cash and cash equivalents

We consider all demand deposits, cashier’s checks, money market accounts and certificates of deposits with a maturity of three months to be cash equivalents. We maintain our cash and cash equivalents and escrow deposits at financial institutions. The combined account balances typically exceed the Federal Depository Insurance Corporation (“FDIC”) insurance coverage, and, as a result, there is a concentration of credit risk related to amounts on deposit. We believe that this risk is not significant.

Rescinded Properties

Rescinded properties

In certain jurisdictions, our purchases of single-family properties in foreclosure sales are subject to the right of rescission. When we are notified of a rescission, the amount of the purchase price is reclassified as a receivable. As of December 31, 2012, rescission receivables totaled $1,612,000.

Escrow Deposits

Escrow deposits

Escrow deposits include refundable and non-refundable cash earnest money deposits for the purchase of properties of $2,162,000 as of December 31, 2012. In addition, escrow deposits include $8,806,000 in amounts paid for single-family properties in certain states which require a judicial order when the risk and rewards of ownership of the property are transferred and the purchase is finalized.

Revenue And Expense Recognition

Revenue and expense recognition

Rental income attributable to residential leases is recognized on a straight-line basis. Leases entered into between tenants and the Company are generally for a one-year term. We estimate losses that may result from the inability of our tenants to make payments required under the terms of the lease based on payment history and current credit status. As of December 31, 2012 and 2011, we had no allowance for such losses.

We accrue for property taxes and homeowner’s association assessments based on amounts billed, and, in some circumstances, estimates and historical trends when bills or assessments are not available. If these estimates are not reasonable, the timing and amount of expenses recorded could impact our consolidated financial statements.

Accrued And Other Liabilities

Accrued and other liabilities

Accrued and other liabilities consist primarily of trade payables, property tax accruals, and accrued fees payable to our Advisor and our Property Manager. It also consists of contingent loss accruals, if any. Such losses are accrued when they are probable and estimable. When it is reasonably possible that a significant contingent loss has occurred, we disclose the nature of the potential loss and, if estimable, a range of exposure.

Share-based Compensation

Share-based compensation

The Company has an equity incentive plan for eligible persons, which is accounted for under the provisions of ASC 718, Compensation—Stock Compensation, and ASC 505-50, Equity-Based Payments to Non-Employees. Noncash share-based compensation expense related to stock options issued to trustees is based on the fair value of the options on the grant date and amortized over the service period. Noncash share-based compensation expense related to stock options granted to employees of the Company’s Property Manager and Advisor are considered non-employees and is based on the estimated fair value of the options and are re-measured each period until the earlier of the performance commitment date or the performance completion date (see Note 7). These options are recognized in expense over the service period.

Fair Value of Financial Iinstruments

Fair value of financial instruments

The fair value of a financial instrument is the amount at which the instrument could be exchanged in an orderly transaction between two willing parties. The carrying amount of rents and other receivables, escrow deposits, prepaid expenses, accounts payable and accrued expenses and amounts payable to affiliates approximate fair value because of the short maturity of these amounts.

Allocated General And Administrative Expense

Allocated general and administrative expense

Allocated general and administrative expense represents general and administrative expenses incurred by our Sponsor that are either clearly applicable to or have been reasonably allocated to the operations of the properties contributed by our Sponsor in connection with 2012 Offering and the 2,770 Property Contribution. In making these allocations, we have considered the guidance of Staff Accounting Bulletin Topic 1B. We have allocated expenses for each operating division of our Sponsor based on an allocation methodology we believe is reasonable for such operating division. Allocations have been based on the estimated portion of our Sponsor’s overall activity associated with the properties contributed by our Sponsor in connection with the 2012 Offering and the 2,770 Property Contribution. In general, the operating metric utilized in making these allocations was the number of single-family properties. Allocated general and administrative expenses were $6,949,000 and $47,000 for 2012 and the period from June 23, 2011 to December 31, 2011, respectively, and includes salaries, rent, consulting services, travel expenses, temporary services, and accounting and legal services. Management believes that the allocation methodology used to allocate general and administrative expense for 2012 and for the period from June 23, 2011 to December 31, 2011 results in a reasonable estimate for allocated general and administrative expense.

Segment Reporting

Segment reporting

Under the provision of ASC 280, Segment Reporting, the Company had determined that it has one reportable segment with activities related to acquiring, renovating, leasing and operating single-family homes as rental properties. 100% of the Company’s consolidated revenues are derived from rental income through the leasing of its properties. The Company’s properties are geographically dispersed and management evaluates operating performance at the state level.

Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Amortization Of Intangible Assets Estimated Economic Lives

flows. The identified intangible assets acquired as part of the Management Internalization (see Note 10) are being amortized over the following estimated economic lives:

Amortizable Life
Trademark	4.7 years
Database	7 years

Single-Family Properties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate [Abstract]
Schedule Of Single-Family Properties

Single-family properties, net, consists of the following as of June 30, 2013 and December 31, 2012 (dollars in thousands):

	June 30, 2013
	Number of properties	Net book value
Leased single-family properties	10,245	$1,713,955
Single-family properties being renovated	6,074	960,156
Vacant single-family properties available for lease	2,007	365,393

Total	18,326	$3,039,504

	December 31, 2012
	Number of properties	Net book value
Leased single-family properties	1,164	$158,068
Single-family properties being renovated	1,857	261,136
Vacant single-family properties available for lease	623	86,509

Total	3,644	$505,713

Single-family properties as of December 31, 2012 and 2011 consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Land	$96,139	$498
Buildings and improvements	411,706	3,018

Total	507,845	3,516
Accumulated depreciation	(2,132)	(21)

Single-family properties, net	$505,713	$3,495

Schedule Of Single-Family Properties

Single-family properties, net, as shown above, consist of the following as of December 31, 2012 and 2011 (dollars in thousands):

	December 31, 2012
	Number of properties	Net book value
Single-family properties being renovated	1,857	$261,136
Vacant single-family properties available for lease	623	86,509
Leased single-family properties	1,164	158,068

Total	3,644	$505,713

	December 31, 2011
	Number of properties	Net book value
Single-family properties being renovated	12	$1,204
Vacant single-family properties available for lease	2	248
Leased single-family properties	19	2,043

Total	33	$3,495

Deferred Costs And Other Intangibles (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred Costs And Other Intangibles - Deferred Costs And Other Intangibles

Deferred costs and other intangibles, net, consists of the following as of June 30, 2013 (in thousands):

June 30, 2013
Deferred leasing costs	$5,007
Deferred financing costs	8,273
Intangible assets:
In-place lease values	6,085
Trademark	3,100
Database	2,100

24,565
Less: accumulated amortization	(2,587)

Total	$21,978

Amortization Expense Related To Deferred Costs And Other Intangibles

The following table sets forth the estimated annual amortization expense related to deferred costs and other intangibles as of June 30, 2013 for future periods (in thousands):

Year	Deferred Leasing Costs	Deferred Financing Costs	In-place Lease Values	Trademark	Database
Remaining 2013	$1,863	$2,047	$3,042	$211	$133
2014	1,863	1,995	2,725	658	299
2015	—	1,548	—	658	299
2016	—	1,548	—	660	300
2017	—	284	—	658	299
Thereafter	—	—	—	135	753

Total	$3,726	$7,422	$5,767	$2,980	$2,083

Debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Amortization Of Deferred Financing Costs And Capitalized Interest

The following table outlines our gross interest, including unused commitment and other fees and amortization of deferred financing costs, and capitalized interest for the three and six months ended June 30, 2013 (in thousands):

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Gross interest	$2,028	$2,398
Capitalized interest	2,028	2,028

Interest expense	$—	$370

Accounts Payable And Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Schedule Of Accounts Payable And Accrued Expenses

The following table summarizes accounts payable and accrued expenses as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Accounts payable	$12,610	$259
Accrued property taxes	20,163	4,760
Other accrued liabilities	15,999	1,473
Accrued construction liabilities	12,594	3,059
Resident security deposits	13,952	1,731

Total	$75,318	$11,282

The following table summarizes accounts payable and accrued expenses as of December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Accounts payable	$259	$—
Accrued property taxes	4,760	7
Other accrued liabilities	1,473	38
Accrued construction liabilities	3,059	—
Tenant security deposits	1,731	4

Total	$11,282	$49

Contributions By Our Sponsor (Tables)	6 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 RJ LLC [Member]	Dec. 31, 2012 Sponsor [Member]	Jun. 30, 2013 Sponsors [Member]
Schedule of Acquisition

The following table presents the total revenues and net income attributable to the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction that is included in our condensed consolidated statement of operations from the respective transaction dates through June 30, 2013 (in thousands):

	Management Internalization	Alaska Joint Venture Acquisition	2013 RJ Transaction
	Period from June 10, 2013 to June 30, 2013	Period from June 11, 2013 to June 30, 2013	Period from June 14, 2013 to June 30, 2013
Total revenues	$239	$2,871	$278
Net (loss) / income	$(2,112)	$(280)	$4

Business Combinations. The following table summarizes the carrying value and fair value of the Company’s Class B interest in RJ LLC as of June 14, 2013 and the resulting gain on remeasurement of approximately $10.9 million, which has been recognized in the accompanying condensed consolidated statements of operations (in thousands):

Fair value of existing Class B interest	$7,615
Carrying value of Class B interest	(3,330)

Gain on remeasurement of equity method investment	$10,945

Summary combined financial information of the single-family homes that have been reflected in the accompanying consolidated financial statements is as follows (in thousands):

	As of December 31, 2012	As of December 31, 2011
Single family properties	$365,937	$3,495
Other assets	7,203	28
Other liabilities	(8,183)	(49)

Net assets contributed	$364,957	$3,474

	Year Ended December 31, 2012	June 23, 2011 to December 31, 2011
Rents from single family properties	$4,348	$65
Property operating expenses	(3,287)	(39)
Depreciation	(2,000)	(21)
Allocated general and administrative expenses	(6,949)	(47)

Net loss	$(7,888)	$(42)

The following table summarizes the net assets and historical net loss of the 2,770 single-family properties based on the dates such properties were acquired by our Sponsor through the date of the 2,770 Property Contribution (amounts in thousands, except number of properties):

	Period from June 23, 2011 to December 31, 2012	Period from January 1, 2013 to February 28, 2013	Total as of February 28, 2013 (transaction date)
Number of properties	2,661	109	2,770
Single family properties	$365,937	$20,563	$386,500
Other assets	7,203	(2,086)	5,117
Other liabilities	(8,183)	558	(7,625)

Net assets contributed	$364,957	$19,035	$383,992

Rents from single family properties	$4,413	$3,720	$8,133
Property operating expenses	(3,326)	(1,920)	(5,246)
Depreciation	(2,021)	(1,324)	(3,345)
Allocated general and administrative expenses	(6,996)	(993)	(7,989)

Net loss	$(7,930)	$(517)	$(8,447)

Contributed net assets and net loss	$372,887	$19,552	$392,439

Acquisitions And Dispositions (Tables)	6 Months Ended
Jun. 30, 2013
Schedule Of Company's Supplemental Consolidated Pro Forma Total Revenues And Net Income

The following table presents the Company’s supplemental consolidated pro forma total revenues and net income as if the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction had occurred on January 1, 2012 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Pro forma total revenues (1)	$28,631	$1,853	$42,995	$2,493
Pro forma net loss (1)	$(20,877)	$(4,154)	$(26,293)	$(5,195)

(1)	This unaudited pro forma supplemental information does not purport to be indicative of what the Company’s operating results would have been had the Management Internalization, Alaska Joint Venture Acquisition, and 2013 RJ Transaction occurred on January 1, 2012.

Management Internalization [Member]
Schedule Of Fair Values Of Assets Acquired

The following table summarizes the fair values of the assets acquired as part of the Management Internalization as of the date of acquisition (in thousands):

Buildings and improvements	$4,214
Identified intangible assets:
Trademark	3,100
Database	2,100
Goodwill	120,655

Fair value of acquired assets	$130,069

Alaska Joint Venture Acquisition [Member]
Schedule Of Fair Values Of Assets Acquired

The following table summarizes the fair values of the assets acquired as part of the Alaska Joint Venture Acquisition as of the date of acquisition (in thousands):

Land	$156,648
Building and improvements	740,396
Receivable for net cash flows prior to acquisition date	1,896
In-place lease values	5,547

Fair value of acquired assets	$904,487

RJ LLC [Member]
Schedule Of Fair Values Of Assets Acquired

The following table summarizes the fair values of the net assets of RJ LLC, RJ1 and RJ2 that the Company gained control over on June 14, 2013 and the associated 67% noncontrolling interest held by the RJ1 Investors and RJ2 Investors in RJ1 and RJ2, respectively (in thousands):

Land	$10,340
Building and improvements	54,123
In-place lease values	539
Cash and cash equivalents	1,128
Other current assets and liabilities, net	(311)
Note payable	(7,600)
Noncontrolling interest	(39,321)

Fair value of acquired net assets	$18,898

Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Computation Of Net Loss Per Share On Basic And Diluted Basis

The following table reflects the computation of net loss per share on a basic and diluted basis for the three and six months ended June 30, 2013 and 2012 (in thousands, except share information):

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Income / loss (numerator):
Net income / (loss) from continuing operations	$137	$(1,566)	$(6,742)	$(1,730)
Income from discontinued operations	986	—	1,008	—
Noncontrolling interest	4,664	—	5,559	—
Conversion of preferred units	10,456	—	10,456	—

Net loss attributable to common shareholders	$(13,997)	$(1,566)	$(21,749)	$(1,730)

Weighted-average shares (denominator):
Class A common shares issued in formation transactions	3,301,000	3,301,000	3,301,000	3,301,000
Class B common shares issued in formation transactions	667	667	667	667
Class A common shares issued in 2012 Offering	35,362,998	—	35,362,998	—
Class A common shares issued in 2013 Offering	46,718,750	—	28,134,496	—
Class B common shares issued in connection with 2,770 Property Contribution	634,408	—	431,117	—
Class A common shares issued to members of board of trustees	6,286	—	3,160	—
Class A common shares issued in settlement of subscription agreement	363,115	—	182,561	—
Class A common shares issued in connection with Alaska Joint Venture Acquisition	9,584,482	—	4,818,718	—

Total weighted-average shares	95,971,706	3,301,667	72,234,717	3,301,667

Net loss per share- basic and diluted:
Loss from continuing operations	$(0.16)	$(0.47)	$(0.31)	$(0.52)
Income from discontinued operations	0.01	—	0.01	—

Net loss per share- basic and diluted	(0.15)	(0.47)	(0.30)	(0.52)

The following table reflects the computation of net loss per share on a basic and diluted basis for 2012 and for the period from June 23, 2011 to December 31, 2011 (in thousands, except share information):

	Year ended December 31, 2012	For the period from June 23, 2011 to December 31, 2011
Income / loss (numerator)
Net loss attributable to common shareholders	$(10,236)	$(42)
Weighted-average shares (denominator):
Class A common shares issued in formation transactions	3,301,000	3,301,000
Class A common shares issued in 2012 Offering	3,923,845	—
Class B common shares issued in formation transactions	667	667

Total weighted-average shares	7,225,512	3,301,667

Net loss per share—basic and diluted	$(1.42)	$(0.01)

Fair Value (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Of Contingently Convertible Series E Units Liability

trigger such conversions. The following table sets forth the fair value of the contingently convertible series E units liability as of June 30, 2013 (in thousands):

		June 30, 2013
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingently convertible Series E units liability	$64,881	$—	$—	$64,881

Lease Income (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Future Minimum Rental Revenues	Future minimum rental revenues under leases existing on our properties (including contributed properties) as of December 31, 2012 are as follows (in thousands):

2013	$14,865
2014	767

Total	$15,632

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Summary Of Stock Options Outstanding And Related Valuation Inputs

The following table summarizes stock options outstanding and the related valuation inputs as of December 31, 2012:

	Options issued to Trustees	Options issued to employees of Property Manager and Advisor
Stock options outstanding	50,000	650,000
Weighted average exercise price	$15.00	$15.00
Weighted average fair value at date of grant	$4.24	$4.24
Weighted average remaining life (years)	9.9	9.9
Expected term (years)	7	7
Dividend yield	3%	3%
Volatility	39%	39%
Risk-free interest rate	1.0%	1.0%

Subscription Agreement

The value was determined using the Black-Scholes valuation model at the date of grant with the following assumptions:

Expected volatility	26.4%
Expected term	1.5 years
Risk-free interest rate	0.2%
Dividend yield	3.0%

Geographic Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Single-Family Properties Owned In States

We have one reportable segment with activities related to acquiring, renovating, leasing and operating single-family homes as rental properties. As of December 31, 2012, we owned single-family properties in 18 states, with concentration of greater than 10% of net book value in four states as follows (dollars in thousands):

State	Rental Income	% of Total Rental Income	Net Book Value	% of Net Book Value
Texas	$327	7.2%	$52,640	10.4%
Georgia	$506	11.1%	$57,042	11.2%
Arizona	$844	18.6%	$75,446	14.9%
Florida	$969	21.3%	$85,196	16.8%

As of December 31, 2011, we owned single-family properties in two states as follows (dollars in thousands):

State	Rental Income	% of Total Rental Income	Net Book Value	% of Net Book Value
Arizona	$6	9.2%	$1,319	37.7%
Nevada	$59	90.8%	$2,176	62.3%

Organization and operations - Additional Information (Detail) (USD $)	Jun. 30, 2013 State Property	Dec. 31, 2012 State Property	Dec. 31, 2011 Property	Jun. 30, 2013 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member]	Jun. 30, 2013 Class B Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member]	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Feb. 28, 2013 2,770 Property Contribution [Member] Class B Common Shares [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Class B Common Shares [Member]	Dec. 31, 2012 Sponsor [Member]	Jun. 30, 2013 Sponsor [Member] 2,770 Property Contribution [Member] Property	Dec. 31, 2012 Sponsor [Member] 2,770 Property Contribution [Member] Property	Dec. 31, 2011 Sponsor [Member] 2,770 Property Contribution [Member] Property	Jun. 10, 2013 Operating Partnership [Member] Series D Convertible Units [Member]	Jun. 10, 2013 Operating Partnership [Member] Series E Convertible Units [Member]	Feb. 28, 2013 Operating Partnership [Member] 2,770 Property Contribution [Member] Series C convertible units [Member]	Aug. 21, 2013 Subsequent Events [Member] Class A Common Shares [Member]	Feb. 28, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Property	Feb. 28, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Class B Common Shares [Member]	Jun. 30, 2013 Subsequent Events [Member] Sponsor [Member] 2,770 Property Contribution [Member] Property	Feb. 28, 2013 Subsequent Events [Member] Sponsor [Member] 2,770 Property Contribution [Member] Property	Feb. 28, 2013 Subsequent Events [Member] Operating Partnership [Member] 2,770 Property Contribution [Member] Series C convertible units [Member]	Dec. 31, 2012 2012 Offering [Member] Property	Dec. 31, 2012 2012 Offering [Member] Property	Feb. 28, 2013 2012 Offering [Member] Property	Dec. 31, 2012 2012 Offering [Member] Class A Common Shares [Member]	Dec. 31, 2012 2012 Offering [Member] Class B Common Shares [Member]	Dec. 31, 2012 2012 Offering [Member] Sponsor [Member] Property	Mar. 31, 2013 2013 Offering [Member]	Jun. 30, 2013 2013 Offering [Member]	Mar. 31, 2013 2013 Offering [Member] Subsequent Events [Member]	Aug. 21, 2013 IPO [Member] Subsequent Events [Member]	Aug. 06, 2013 IPO [Member] Subsequent Events [Member]	Aug. 21, 2013 IPO [Member] Subsequent Events [Member] Class A Common Shares [Member]	Aug. 06, 2013 Private Placement [Member] Subsequent Events [Member]
Schedule Of Description Of Business [Line Items]
Number of properties	18,326	3,644	33					2,770	224				109	2,628	33					2,770		109	2,770		367	367	2,661			367
Number of states	21	15
Proceeds from offering before fees																									$ 530,413,000					$ 5,307,000	$ 747,500,000		$ 747,500,000	$ 105,882,000	$ 705,882,000		$ 75,000,000
Fees associated with the sale of stock																									40,928,000	40,928,000,000					44,003,000	44,003,000	44,003,000	5,029,000	36,952,000
Option to purchase additional shares in offering																			55,422,794																	6,617,647
Issuance of units																4,375,000	4,375,000
Minority interest Ownership percentage by parent		99.90%
Limited partnership and ownership												0.10%
Agreed-upon value of properties								386,500,000															491,666,000		46,635,000	46,635,000				49,444,000
Cash investment																														$ 556,000
Common shares				129,433,425	38,663,998	635,075	667			634,408	634,408										634,408							3,300,000	667
Units issue to sponsor																		31,085,974						31,085,974	32,667	32,667

Significant accounting policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Feb. 28, 2013 2,770 Property Contribution [Member]	Dec. 31, 2011 2,770 Property Contribution [Member]	Dec. 31, 2012 2,770 Property Contribution [Member]	Dec. 31, 2012 Purchase Deposit [Member]	Feb. 28, 2013 Operating Partnership [Member] 2,770 Property Contribution [Member] Series C convertible units [Member]	Feb. 28, 2013 Subsequent Events [Member] Operating Partnership [Member] 2,770 Property Contribution [Member] Series C convertible units [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Building and Building Improvements [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] In-Place Lease Values [Member]	Dec. 31, 2012 Maximum [Member] Building and Building Improvements [Member]
Property Subject to or Available for Operating Lease [Line Items]
Acquired leases term													6 months	6 months		2 years	2 years
Minority interest Ownership percentage by parent						99.90%
Total reduction to additional paid-in capital			$ 356,487,000			$ 365,447,000
Units issue to sponsor											31,085,974	31,085,974
Remaining amortization period						1 year												1 year
Estimated Useful Lives, property plant and equipment															5 years				30 years
Rescission receivables						1,612,000
Escrow deposits						10,968,000				2,162,000
Escrow deposits for purchase of single-family properties						8,806,000
Allocated general and administrative expenses	$ 811,000	$ 1,487,000	$ 2,436,000	$ 1,657,000	$ 47,000	$ 7,199,000	$ 7,989,000	$ 47,000	$ 6,949,000

Significant accounting policies - Amortization of Intangible Assets Estimated Economic Lives (Detail)	6 Months Ended
Jun. 30, 2013
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable Life	4 years 8 months 12 days
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable Life	7 years

Single-family properties - Schedule of Single-Family Properties (Detail) (USD $)	Jun. 30, 2013 Property	Dec. 31, 2012 Property	Dec. 31, 2011 Property
Property Subject to or Available for Operating Lease [Line Items]
Number of properties	18,326	3,644	33
Net book value	$ 3,039,504,000	$ 505,713,000	$ 3,495,000
Single-Family Properties Being Renovated [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of properties	6,074	1,857	12
Net book value	960,156,000	261,136,000	1,204,000
Vacant Single-Family Properties Available for Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of properties	2,007	623	2
Net book value	365,393,000	86,509,000	248,000
Leased Single-Family Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of properties	10,245	1,164	19
Net book value	$ 1,713,955,000	$ 158,068,000	$ 2,043,000

Single-family properties - Additional Information (Detail) (USD $)	Jun. 30, 2013 Property	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2012 2012 Offering [Member] Property	Feb. 28, 2013 2012 Offering [Member] Property	Dec. 31, 2012 2012 Offering [Member] Sponsor [Member] Property	Jun. 30, 2013 Recorded Deed of Trust Not Received [Member]	Dec. 31, 2012 Recorded Deed of Trust Not Received [Member]	Feb. 28, 2013 Recorded Deed of Trust Not Received [Member] 2012 Offering [Member]	Dec. 31, 2012 Recorded Deed of Trust Not Received [Member] 2012 Offering [Member]	Jun. 30, 2013 Single-Family Properties [Member]	Jun. 30, 2012 Single-Family Properties [Member]	Jun. 30, 2013 Single-Family Properties [Member]	Jun. 30, 2012 Single-Family Properties [Member]	Dec. 31, 2011 Single-Family Properties [Member]	Dec. 31, 2012 Single-Family Properties [Member]
Property Subject to or Available for Operating Lease [Line Items]
Net book value	$ 3,039,504,000	$ 505,713,000	$ 3,495,000	$ 44,386,000			$ 208,156,000	$ 131,819,000
Depreciation expense											8,972,000	77,000	11,877,000	102,000	21,000	2,111,000
Net book value of properties				$ 47,646,000					$ 365,937,000	$ 46,635,000
Number of properties	18,326	3,644	33	367	2,661	367

Deferred costs and other intangibles - Deferred costs and other intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Acquired Indefinite-lived Intangible Assets [Line Items]
Deferred leasing costs	$ 5,007
Deferred financing costs	8,273
Intangible assets:
Intangible assets	24,565
Less: accumulated amortization	(2,587)
Total	21,978
In-Place Lease Values [Member]
Intangible assets:
Intangible assets	6,085
Total	5,767
Trademark [Member]
Intangible assets:
Intangible assets	3,100
Total	2,980
Database [Member]
Intangible assets:
Intangible assets	2,100
Total	$ 2,083

Deferred costs and other intangibles - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,907,000	$ 1,907,000
Amortization of deferred financing costs	$ 666,000	$ 852,000

Deferred costs and other intangibles - Amortization Expense Related to Deferred Costs and Other Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Total	$ 21,978
In-Place Lease Values [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	3,042
2014	2,725
2015
2016
2017
Thereafter
Total	5,767
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	211
2014	658
2015	658
2016	660
2017	658
Thereafter	135
Total	2,980
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	133
2014	299
2015	299
2016	300
2017	299
Thereafter	753
Total	2,083
Deferred Leasing Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	1,863
2014	1,863
2015
2016
2017
Thereafter
Total	3,726
Deferred Financing Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	2,047
2014	1,995
2015	1,548
2016	1,548
2017	284
Thereafter
Total	$ 7,422

Debt - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013 Senior Secured Revolving Credit Facility [Member]	Mar. 07, 2013 Senior Secured Revolving Credit Facility [Member]	Jun. 30, 2013 Term Loan [Member] Scenario, Terms of Extension [Member]	Jun. 30, 2013 Minimum [Member] Senior Secured Revolving Credit Facility [Member]	Jun. 30, 2013 Maximum [Member] Senior Secured Revolving Credit Facility [Member]	Jun. 30, 2013 Bridge Loan [Member]	Feb. 25, 2013 Bridge Loan [Member]	Jun. 30, 2013 Temporary Increase in Borrowings [Member] Senior Secured Revolving Credit Facility [Member]	Jun. 06, 2013 Temporary Increase in Borrowings [Member] Senior Secured Revolving Credit Facility [Member]
Proforma Debt Instrument [Line Items]
Debt instrument face amount											$ 250,000,000
Debt instrument, description of variable rate										LIBOR		30 day LIBOR
Debt instrument, basis spread on variable rate										1.50%		2.75%
Debt instrument expired										May 24, 2013		Mar 6, 2014
Debt instrument, origination fee										250,000
Debt instrument, amount maximum outstanding										115,000,000
Debt instrument, repayments of debt										115,000,000
Credit facility amount						500,000,000							500,000,000
Credit facility amount, maximum					1,000,000,000
Percentage of amount borrowed based on credit facility					50.00%
Cash and cash equivalents	251,406,000	397,198,000	0	0				15,000,000
Maximum leverage ratio									1
Debt service coverage ratio					2
Tangible net worth								1,000,000,000
Expiration date of credit facility					Mar 7, 2015
Expiration of credit facility period							1 year
Initial structuring fee					5,000,000
Administrative fee												1,250,000
Payment of commitment fee annual rate					0.40%
Borrowings outstanding					$ 670,000,000							$ 170,000,000

Debt - Amortization of Deferred Financing Costs and Capitalized Interest (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Debt Disclosure [Abstract]
Gross interest	$ 2,028	$ 2,398
Capitalized interest	2,028	2,028
Interest expense		$ 370

Accounts payable and accrued expenses - Schedule of Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Accounts payable	$ 12,610	$ 259
Accrued property taxes	20,163	4,760	7
Other accrued liabilities	15,999	1,473	38
Accrued construction liabilities	12,594	3,059
Resident security deposits	13,952	1,731	4
Total	$ 75,318	$ 11,282	$ 49

Shareholders' equity - Additional Information (Detail)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 2013 Offering [Member]	Jun. 30, 2013 2012 Offering [Member]	Dec. 31, 2012 2012 Offering [Member]	Jun. 30, 2013 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member]	Aug. 21, 2013 Class A Common Shares [Member] Subsequent Events [Member]	Jun. 30, 2013 Class A Common Shares [Member] Sponsor [Member]	Dec. 31, 2012 Class A Common Shares [Member] Sponsor [Member]	Jun. 30, 2013 Class A Common Shares [Member] 2013 Offering [Member]	Jun. 30, 2012 Class A Common Shares [Member] 2012 Offering [Member]	Dec. 31, 2012 Class A Common Shares [Member] 2012 Offering [Member]	Aug. 21, 2013 Class A Common Shares [Member] IPO [Member] Subsequent Events [Member]	Jun. 30, 2013 Class B Common Shares [Member] Vote	Dec. 31, 2012 Class B Common Shares [Member] Vote	Feb. 28, 2013 Class B Common Shares [Member] 2,770 Property Contribution [Member]	Dec. 31, 2012 Class B Common Shares [Member] 2,770 Property Contribution [Member]	Feb. 28, 2013 Class B Common Shares [Member] Subsequent Events [Member] 2,770 Property Contribution [Member]	Dec. 31, 2012 Class B Common Shares [Member] Pro Forma [Member]	Jun. 30, 2013 Class B Common Shares [Member] Sponsor [Member]	Dec. 31, 2012 Class B Common Shares [Member] Sponsor [Member]	Dec. 31, 2012 Class B Common Shares [Member] 2012 Offering [Member]	Jun. 30, 2013 Class A Units [Member] Sponsor [Member]	Dec. 31, 2012 Class A Units [Member] Sponsor [Member]	Jun. 30, 2013 Class A Units [Member] Operating Partnership [Member]	Dec. 31, 2012 Class A Units [Member] Operating Partnership [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares sold											46,718,750	35,360,898	35,360,898
Board of trustees approval extension period	180 days	6 months
Percentage of common shares outstanding											75.00%	75.00%	75.00%
Common shares sold in connection with the IPO								55,422,794						6,617,647
Common stock issued in connection with investment																					635,075	667
Common shares entitled to vote															50	50
Voting interest			30.00%	30.00%	30.00%
Percentage of units outstanding									2.90%	8.50%																90.42%	99.92%
Units outstanding																								13,787,292	32,668	143,855,792	38,697,333
Stock split conversion ratio																										1
Preferred stock authorized		100,000,000
Preferred stock issued		0
Preferred stock outstanding		0
Common shares outstanding						129,433,425	38,663,998								635,075	667				635,075	635,075	667
Common shares issue to sponsor						129,433,425	38,663,998						3,300,000		635,075	667	634,408	634,408	634,408	635,075			667

Shareholders' equity - Additional Information 1 (Detail) (Operating Partnership [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		6 Months Ended
	Dec. 31, 2012 Series C Convertible Units [Member]	Jun. 30, 2013 Series C Convertible Units [Member]	Jun. 30, 2013 Series D Convertible Units [Member]	Jun. 30, 2013 Series D Convertible Units [Member] Scenario one, over four consecutive quarters [Member]	Jun. 30, 2013 Series D Convertible Units [Member] Scenario two, two consecutive quarters [Member]	Jun. 30, 2013 Series E Convertible Units [Member]	Jun. 30, 2013 Series E Convertible Units [Member] Scenario three, measurement period [Member]	Jun. 30, 2013 2,770 Property Contribution [Member] Series C Convertible Units [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Percentage of Property Contribution								3.90%
Percentage of scheduled rents	98.00%							98.00%
Property Contributions price per unit	$ 15.5							$ 15.5
Units outstanding		31,085,974	4,375,000			4,375,000		31,085,974
Stock split conversion ratio			1			1
Adjusted funds from operations per common share				$ 0.8
Units distribution percentage					70.00%
Closing price per share			$ 18
EBITDA contribution							$ 28
Annualized EBITDA Contribution						$ 14

Shareholders' equity - Additional Information 2 (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended				3 Months Ended	6 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 14, 2013	Jun. 30, 2013 2012 Equity Incentive Plan [Member]	Dec. 31, 2012 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Advisor [Member]	Jun. 30, 2013 Advisor [Member]	Jun. 30, 2013 Property Manager [Member]	Jun. 30, 2013 Property Manager [Member]	Dec. 31, 2012 Option issued to Trustees [Member]	Dec. 31, 2012 Option issued to Trustees [Member] 2012 Equity Incentive Plan [Member]	Dec. 31, 2012 3.5% Convertible Perpetual Preferred Units [Member] Operating Partnership [Member]	Jun. 30, 2013 3.5% Convertible Perpetual Preferred Units [Member] Operating Partnership [Member]	Apr. 04, 2013 Class A Common Shares [Member] 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Class A Common Shares [Member] 2012 Equity Incentive Plan [Member]	Dec. 31, 2012 Class A Common Shares [Member] 2012 Equity Incentive Plan [Member]	Apr. 30, 2013 Class A Common Shares [Member] 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Class A Common Shares [Member] Subscription Agreement [Member]	Dec. 31, 2012 Class A Common Shares [Member] Subscription Agreement [Member]	Dec. 31, 2012 Class A Common Shares [Member] Subscription Agreement [Member] Option One [Member]	Jun. 14, 2012 Class A Common Shares [Member] Operating Partnership [Member]	Jun. 30, 2013 Class A Common Shares [Member] Equity Option [Member] 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Class A Common Shares [Member] Equity Option [Member] 2012 Equity Incentive Plan [Member]	Jun. 30, 2013 Class A Common Shares [Member] Equity Option [Member] 2012 Equity Incentive Plan [Member] Board of Trustees [Member]	Jun. 30, 2013 Class A Common Shares [Member] Equity Option [Member] 2012 Equity Incentive Plan [Member] Board of Trustees [Member]	Jun. 30, 2013 Class A Units [Member]	Jun. 30, 2013 Class A Units [Member]	Dec. 31, 2012 Class A Units [Member]	Jun. 30, 2013 Class A Units [Member] Operating Partnership [Member]	Dec. 31, 2012 Class A Units [Member] Operating Partnership [Member]	Jun. 30, 2013 Series C Convertible Units [Member]	Jun. 30, 2013 Series C Convertible Units [Member]	Jun. 30, 2013 Series C Convertible Units [Member] Operating Partnership [Member]	Jun. 30, 2013 Series D Convertible Units [Member] Operating Partnership [Member]	Jun. 30, 2013 Preferred Units [Member]	Jun. 30, 2013 Preferred Units [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Preferred Units issued				653,492									653,492
Rate of Preferred Units													3.50%
Annual distribution													$ 0.525
Fair market value per Preferred Unit													15
Preferred Units outstanding													653,492	653,492
Number of shares available for issuance																1,500,000		6,000,000
Plan termination date					November 2022	November 2022
Stock options granted						700,000						50,000					650,000
Vesting Period					4 years							4 years					4 years
Expiration period of options					10 years							10 years					10 years
Stock options cancelled					30,000
Reclassified grants to employees, stock options																485,000
Share-based compensation expense	$ 279,000	$ 453,000	$ 70,000									$ 5,000					$ 65,000						$ 167,000	$ 341,000	$ 112,000	$ 112,000
Common stock issued															6,500
Issuance of common shares																			434,783		3,333,334
Aggregate purchase price of shares																					50,000,000
Purchase price per share																			$ 17.25		$ 15
Percentage of interest held																											9.58%	9.58%	0.10%
Common units outstanding																														143,855,792	38,697,333			31,085,974	4,375,000
Preferred Units converted into Class A units																						653,492
Noncontrolling interest	4,664,000	5,559,000					2,000	2,000	2,000	2,000																	107,000	110,000				4,698,000	5,510,000			71,000	157,000
Fair market value per Preferred Unit													$ 15
Shares reserved for issuance under the Plan																	1,500,000
Weighted average exercise price per share						$ 15
Weighted average remaining contractual term						9 years 10 months 24 days					9 years 10 months 24 days
Options granted, intrinsic value						$ 0
Proceeds from offering before fees																				$ 5,307,000

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Permanent reduction in Advisory management fee	$ 9,800,000				$ 9,800,000
Advisory fees			3,610,000	6,352,000	937,000
Asset acquisition cost					455,000
Sponsor [Member]
Related Party Transaction [Line Items]
Agreement interest rate				31.60%	17.20%
Sponsor [Member] | Agreement on Investment Opportunities [Member]
Related Party Transaction [Line Items]
Acquisition and renovation fee in percent		5.00%			5.00%
Monthly maintenance fee				100,000
Acquisition and renovation fees			44,514,000	72,373,000	4,602,000
Asset acquisition cost			43,189,000	70,053,000	4,188,000
Property acquisition cost			1,325,000	2,320,000	414,000
Accrued acquisition and renovation fees				5,082,000	2,811,000
Advisor [Member]
Related Party Transaction [Line Items]
Advisory management fee in percent		1.75%			1.75%
Permanent reduction in Advisory management fee	9,800,000	9,800,000
Advisory fees			3,610,000	6,352,000	937,000
Accrued management fees					937,000
Property Manager [Member]
Related Party Transaction [Line Items]
Property management fee in percent		6.00%			6.00%
Property Manager [Member] | Deferred Costs and Other Intangibles [Member]
Related Party Transaction [Line Items]
Fees incurred to the Property Manager			2,461,000	2,888,000
Property Manager [Member] | Other Asset
Related Party Transaction [Line Items]
Fees incurred to the Property Manager					55,000
Property Manager [Member] | Operating Expenses [Member]
Related Party Transaction [Line Items]
Fees incurred to the Property Manager			$ 1,061,000	$ 1,264,000	$ 12,000
Class A Common Shares [Member]
Related Party Transaction [Line Items]
Common shares outstanding			129,433,425	129,433,425	38,663,998
Class A Common Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common shares owned			2.90%	2.90%	8.50%
Class B Common Shares [Member]
Related Party Transaction [Line Items]
Common shares outstanding			635,075	635,075	667
Class B Common Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common shares outstanding			635,075	635,075	667
Class A Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Units outstanding			13,787,292	13,787,292	32,668
3.5% Convertible Perpetual Preferred Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Preferred Units outstanding					653,492
Rate of Preferred Units					3.50%
Series C Convertible Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Units outstanding			31,085,974	31,085,974
Series D Convertible Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Units outstanding			4,375,000	4,375,000
Series E Convertible Units [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Units outstanding			4,375,000	4,375,000

Related Party Transactions - Additional Information 1 (Detail) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013 Affiliates of the Sponsor [Member]	Jun. 30, 2013 Affiliates of the Sponsor [Member]	Dec. 31, 2012 Affiliates of the Sponsor [Member]	Jun. 10, 2013 MMI [Member]	Jun. 30, 2013 Sponsor [Member]	Jun. 30, 2012 Sponsor [Member]	Jun. 30, 2013 Sponsor [Member]	Jun. 30, 2012 Sponsor [Member]
Related Party Transaction [Line Items]
Insurance expense paid							$ 387,000	$ 630,000	$ 241,000
Compensation and benefit costs, net										1,224,000
General and administrative expenses	$ 811,000	$ 1,487,000	$ 2,436,000	$ 1,657,000	$ 47,000	$ 7,199,000					$ 0	$ 1,483,000	$ 993,000	$ 1,653,000

Contributions by our Sponsor - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended					1 Months Ended	4 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		4 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2013	Jun. 30, 2013 Property	Jun. 30, 2012	Jun. 30, 2013 Property	Jun. 30, 2012	Dec. 31, 2011 Property	Dec. 31, 2012 Property	Dec. 31, 2012 Sponsor [Member]	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Dec. 31, 2011 2,770 Property Contribution [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Jun. 30, 2013 2,770 Property Contribution [Member] Sponsor [Member] Property	Dec. 31, 2012 2,770 Property Contribution [Member] Sponsor [Member] Property	Dec. 31, 2011 2,770 Property Contribution [Member] Sponsor [Member] Property	Feb. 28, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Property	Jun. 30, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Sponsor [Member] Property	Feb. 28, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Sponsor [Member] Property	Jun. 30, 2013 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member]	Feb. 28, 2013 Class B Common Shares [Member]	Jun. 30, 2013 Class B Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member]	Feb. 28, 2013 Class B Common Shares [Member] 2,770 Property Contribution [Member]	Dec. 31, 2012 Class B Common Shares [Member] 2,770 Property Contribution [Member]	Feb. 28, 2013 Class B Common Shares [Member] Subsequent Events [Member] 2,770 Property Contribution [Member]	Feb. 28, 2013 Series C convertible units [Member] 2,770 Property Contribution [Member] Operating Partnership [Member]	Dec. 31, 2012 Series C convertible units [Member] 2,770 Property Contribution [Member] Operating Partnership [Member]	Dec. 31, 2012 Series C convertible units [Member] 2,770 Property Contribution [Member] Operating Partnership [Member] Maximum [Member]	Feb. 28, 2013 Series C convertible units [Member] Subsequent Events [Member] 2,770 Property Contribution [Member] Operating Partnership [Member]	Feb. 28, 2013 Common Class C [Member]	Jun. 30, 2013 Series C Convertible Units [Member]	Dec. 31, 2012 Series C Convertible Units [Member] Operating Partnership [Member]	Jun. 30, 2013 Series C Convertible Units [Member] 2,770 Property Contribution [Member] Operating Partnership [Member]	Dec. 31, 2012 2012 Offering [Member] Property	Feb. 28, 2013 2012 Offering [Member] Property	Dec. 31, 2012 2012 Offering [Member] Sponsor [Member] Property	Dec. 31, 2012 2012 Offering [Member] Class A Common Shares [Member]	Dec. 31, 2012 2012 Offering [Member] Class B Common Shares [Member]
Significant Acquisitions and Disposals [Line Items]
Number of properties		18,326		18,326		33	3,644		2,770		224	109	2,628	33	2,770	109	2,770																	367	2,661	367
Investment made in cash by sponsor																																		$ 556,000
Contributed single-family properties value						3,516,000	507,845,000																											49,444,000
Acquisition fee																																		5.00%
Common shares issue to sponsor																		129,433,425	38,663,998		635,075	667	634,408	634,408	634,408												3,300,000	667
Units issue to sponsor																										31,085,974			31,085,974					32,667
Net book value of properties contributed																																		47,646,000
Costs to transfer title to the properties																																		455,000
Total consideration amount									491,666,000						491,666,000
Common units issue to sponsor per unit																										$ 15.5	$ 15.5		$ 15.5			$ 15.5	$ 15.5
Common shares issue to sponsor per share																							$ 15.5		$ 15.5
Net asset value reclassified from additional paid-in capital	386,500,000
Units issue to sponsor, value																														378,770,000
Common shares issue to sponsor, value				703,497,000			494,839,000													7,730,000
Other liabilities net associated with the properties	2,508,000
Costs of improvements		11,475,000		11,475,000
Increase in Units issued to sponsor																															11,246,000
Increase in common shares issue to sponsor																					229,000
Total reduction to additional paid-in capital				356,487,000			365,447,000
Credit associated to properties acquired				19,552,000
Excess of par value associated with issuance of the shares				7,953,000
Par value of common shares				6,000
Permanent reduction in advisory fee	9,800,000						9,800,000
Accrued reimbursement payable to affiliates								1,369,000
Net assets contributed									383,992,000	3,474,000	364,957,000				12,468,000
Total credit in Additional Paid in Capital		1,965,413,000		1,965,413,000		3,516,000	914,565,000			3,516,000	369,371,000
Net loss									8,447,000	42,000	7,888,000
Allocated general and administrative expenses		811,000	1,487,000	2,436,000	1,657,000	47,000	7,199,000		7,989,000	47,000	6,949,000
Percentage of Property Contribution																											3.90%						3.90%
Annual distribution																												$ 0.6045
Aggregate purchase price											$ 33,519,000
Percentage of scheduled rents																																98.00%	98.00%

Contributions by our Sponsor - Summary of Net Assets and Historical Net Loss of Single-Family Properties Acquired by Sponsor (Detail) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	2 Months Ended
	Jun. 30, 2013 Property	Jun. 30, 2012	Jun. 30, 2013 Property	Jun. 30, 2012	Dec. 31, 2011 Property	Dec. 31, 2012 Property	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Dec. 31, 2011 2,770 Property Contribution [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Dec. 31, 2012 2,770 Property Contribution [Member] Business Acquisition One [Member] Property	Feb. 28, 2013 2,770 Property Contribution [Member] Business Acquisition Two [Member] Property
Significant Acquisitions and Disposals [Line Items]
Number of properties	18,326		18,326		33	3,644	2,770		224	2,661	109
Single family properties	$ 3,039,504,000		$ 3,039,504,000		$ 3,495,000	$ 505,713,000	$ 386,500,000	$ 3,495,000	$ 365,937,000	$ 365,937,000	$ 20,563,000
Other assets							5,117,000	28,000	7,203,000	7,203,000	(2,086,000)
Other liabilities							(7,625,000)	(49,000)	(8,183,000)	(8,183,000)	558,000
Net assets contributed							383,992,000	3,474,000	364,957,000	364,957,000	19,035,000
Rents from single family properties							8,133,000	65,000	4,348,000	4,413,000	3,720,000
Property operating expenses							(5,246,000)	(39,000)	(3,287,000)	(3,326,000)	(1,920,000)
Depreciation							(3,345,000)	(21,000)	(2,000,000)	(2,021,000)	(1,324,000)
Allocated general and administrative expenses	(811,000)	(1,487,000)	(2,436,000)	(1,657,000)	(47,000)	(7,199,000)	(7,989,000)	(47,000)	(6,949,000)	(6,996,000)	(993,000)
Net loss							(8,447,000)	(42,000)	(7,888,000)	(7,930,000)	(517,000)
Contributed net assets and net loss							$ 392,439,000			$ 372,887,000	$ 19,552,000

Acquisitions and Dispositions - Additional Information (Detail) (USD $)	Jun. 30, 2013	Jun. 10, 2013 Management Internalization [Member]	Jun. 30, 2013 Management Internalization [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Property	Jun. 30, 2013 Alaska Joint Venture Acquisition [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Operating Partnership [Member]	Apr. 30, 2013 Subsequent Events [Member] Alaska Joint Venture Acquisition [Member]	Jun. 10, 2013 Series D Convertible Units [Member] Operating Partnership [Member]	Jun. 10, 2013 Series D Convertible Units [Member] Management Internalization [Member]	Jun. 10, 2013 Series E Convertible Units [Member] Management Internalization [Member]	Jun. 10, 2013 Series D Units [Member] Management Internalization [Member]	Jun. 10, 2013 Series E Units [Member] Management Internalization [Member]	Jun. 10, 2013 Vehicles [Member] Management Internalization [Member] Minimum [Member]	Jun. 10, 2013 Vehicles [Member] Management Internalization [Member] Maximum [Member]
Acquisitions And Dispositions [Line Items]
Acquired of membership interests		100.00%		100.00%
Issuance of units									4,375,000	4,375,000
Company's right to receive promoted interests in future outside investment													20.00%	100.00%
Acquisition and renovation fee in percent		5.00%
Monthly maintenance fee		$ 100,000
Fair value of units											65,188,000	64,881,000
Goodwill from acquisition	120,655,000	120,655,000	120,655,000
Estimated net monetary assets		6,979,000					12,995,000
Estimated cash and cash equivalents		8,982,000					22,989,000
Acquisition date					Jun 11, 2013
Fair value of acquired assets			130,069,000	904,487,000	904,487,000
Issuance of common shares				43,609,394
Issuance of Operating Partnership units						12,395,965		4,375,000
Number of single-family properties in acquired				4,778
Net cash flows produced by Joint Venture				$ 1,896,000	$ 1,896,000
Percentage of property leased as of acquisition date				75.00%

Acquisitions and Dispositions - Schedule of Fair Values of Assets Acquired (Detail) (USD $)	Jun. 30, 2013	Jun. 30, 2013 Management Internalization [Member]	Jun. 10, 2013 Management Internalization [Member]	Jun. 30, 2013 Management Internalization [Member] Trademark [Member]	Jun. 30, 2013 Management Internalization [Member] Database [Member]	Jun. 30, 2013 Alaska Joint Venture Acquisition [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member]	Jun. 30, 2013 RJ LLC [Member]
Business Acquisition [Line Items]
Land						$ 156,648,000		$ 10,340,000
Building and improvements		4,214,000				740,396,000		54,123,000
Identified intangible assets				3,100,000	2,100,000
Receivable for net cash flows prior to acquisition date						1,896,000	1,896,000
In-place lease values						5,547,000		539,000
Goodwill	120,655,000	120,655,000	120,655,000
Cash and cash equivalents								1,128,000
Other current assets and liabilities, net								(311,000)
Note payable								(7,600,000)
Fair value of acquired assets		130,069,000				904,487,000	904,487,000
Noncontrolling interest	(39,321,000)							(39,321,000)
Fair value of acquired net assets								$ 18,898,000

Acquisitions and Dispositions - Additional Information 1 (Detail) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended					1 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended
	Jun. 27, 2013 Property	Dec. 31, 2012 Property	Jun. 30, 2013 Property	Jun. 30, 2013 Property	Jun. 14, 2013	Dec. 31, 2011 Property	Jun. 14, 2013 Class A Common Shares [Member]	Jun. 30, 2013 Class A Units [Member]	Jun. 14, 2013 RJ1 [Member]	Sep. 20, 2012 RJ1 [Member] Property	Sep. 20, 2012 RJ1 [Member] Class A Common Shares [Member]	Sep. 20, 2012 RJ1 [Member] Class B Common Shares [Member]	Jun. 14, 2013 RJ LLC [Member] Property	Jun. 30, 2013 RJ LLC [Member]	Jun. 14, 2013 RJ LLC [Member] Class A Common Shares [Member]	Dec. 31, 2012 RJ LLC [Member] Class B Common Shares [Member]	Mar. 15, 2013 RJ2 [Member] Property	Mar. 15, 2013 RJ2 [Member] Class A Common Shares [Member]	Mar. 15, 2013 RJ2 [Member] Class B Common Shares [Member]
Acquisitions And Dispositions [Line Items]
Initial capital contribution of single-family properties		3,644	18,326	18,326		33				177			377				214
Acquisition percentage										100.00%	67.00%	33.00%	100.00%				100.00%	67.00%	33.00%
Preferred Units issued					653,492											653,492
Percentage of promoted interest distributions made from RJ1 to RJ LLC		20.00%
Preferred Units outstanding													653,492
Preferred Units converted into Class A units															653,492
Additional common stock issued							705,167								705,167
Fair value of Preferred Units redeemed														$ 10,456,000	$ 11,283,000
Basis for conversion
Operating Partnership loan									7,600,000
Gain on remeasurement of equity method investment				10,945,000									10,900,000
Redemption of Preferred Units														653,492
Carrying value of Preferred Units redeemed								0
Number of properties sold	38
Gross sales price of properties sold	8,900,000
Gain on disposition of assets	$ 904,000		$ 904,000	$ 904,000

Acquisitions and Dispositions - Carrying Value and Fair Value of Company's Class B Interest and Resulting Gain on Remeasurement (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Business Acquisition [Line Items]
Gain on remeasurement of equity method investment	$ 10,945,000	$ 10,945,000
RJ LLC [Member]
Business Acquisition [Line Items]
Fair value of existing Class B interest		7,615,000
Carrying value of Class B interest		(3,330,000)
Gain on remeasurement of equity method investment		$ 10,945,000

Acquisitions and Dispositions - Schedule of Total Revenues and Net Income Attributable to Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Jun. 30, 2013
Management Internalization [Member]
Business Acquisition [Line Items]
Total revenues	$ 239
Net (loss) / income	(2,112)
Alaska Joint Venture Acquisition [Member]
Business Acquisition [Line Items]
Total revenues	2,871
Net (loss) / income	(280)
2013 RJ Transaction [Member]
Business Acquisition [Line Items]
Total revenues	278
Net (loss) / income	$ 4

Acquisitions and Dispositions - Schedule of Company's Supplemental Consolidated Pro Forma Total Revenues and Net Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Business Combinations [Abstract]
Pro forma total revenues	$ 28,631	$ 1,853	$ 42,995	$ 2,493
Pro forma net loss	$ (20,877)	$ (4,154)	$ (26,293)	$ (5,195)

Net loss per share - Computation of Net Loss per Share on Basic and Diluted Basis (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Income / loss (numerator)
Net income / (loss) from continuing operations		137,000	(1,566,000)	(6,742,000)	(1,730,000)
Income from discontinued operations		986,000		1,008,000
Noncontrolling interest		4,664,000		5,559,000
Conversion of preferred units		10,456,000		10,456,000
Net loss attributable to common shareholders		(13,997,000)	(1,566,000)	(21,749,000)	(1,730,000)	(42,000)	(10,236,000)
Weighted-average shares (denominator):
Total weighted-average shares		95,971,706	3,301,667	72,234,717	3,301,667	3,301,667	7,225,512
Net loss per share- basic and diluted:
Loss from continuing operations		(0.16)	(0.47)	(0.31)	(0.52)
Income from discontinued operations		0.01		0.01
Net loss per share- basic and diluted		(0.15)	(0.47)	(0.3)	(0.52)	(0.01)	(1.42)
Formation Transactions [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000
Formation Transactions [Member] | Class B Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares	667	667	667	667	667	667	667
2012 Offering [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		35,362,998		35,362,998			3,923,845
2013 Offering [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		46,718,750		28,134,496
2,770 Property Contribution [Member] | Class B Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		634,408		431,117
Alaska Joint Venture Acquisition [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		9,584,482		4,818,718
Subscription Agreement [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		363,115		182,561
Board of Trustees [Member] | Class A Common Shares [Member]
Weighted-average shares (denominator):
Total weighted-average shares		6,286		3,160

Net loss per share - Additional Information (Detail)	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Total weighted-average shares		95,971,706	3,301,667	72,234,717	3,301,667	3,301,667	7,225,512
Total weighted average shares excluded from calculation of earning per share		35,775,468		54,293,266			4,719,493
Formation Transactions [Member] | Class A Common Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Total weighted-average shares	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000	3,301,000
Formation Transactions [Member] | Class B Common Shares [Member]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Line Items]
Total weighted-average shares	667	667	667	667	667	667	667

Commitments and contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Property	Jun. 30, 2013 Property	Dec. 31, 2011 Property	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Dec. 31, 2012 Purchase Deposit [Member]	Jun. 30, 2013 Purchase Commitment [Member] Property	Dec. 31, 2012 Purchase Commitment [Member] Property
Loss Contingencies [Line Items]
Aggregate outstanding commitments	$ 1,694,000	$ 9,382,000
Number of properties	3,644	18,326	33	2,770	224		1,152	462
Aggregate purchase price					33,519,000		167,318,000	70,082,000
Single-family properties purchased at trustee's sales	57.00%
Escrow deposits	$ 10,968,000					$ 2,162,000

Noncash transactions - Additional Information (Detail) (USD $)	Jun. 30, 2013 Property	Jun. 14, 2013	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2012 2012 Offering [Member] Property	Feb. 28, 2013 2012 Offering [Member] Property	Jun. 30, 2013 Class B Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member] 2012 Offering [Member]	Jun. 10, 2013 Series D Convertible Units [Member] Operating Partnership [Member]	Jun. 10, 2013 Series E Convertible Units [Member] Operating Partnership [Member]	Jun. 14, 2013 Class A Common Shares [Member]	Jun. 30, 2013 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member] 2012 Offering [Member]	Dec. 31, 2012 3.5% Convertible Perpetual Preferred Units [Member] Operating Partnership [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Operating Partnership [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Class A Common Shares [Member]	Jun. 11, 2013 Alaska Joint Venture Acquisition [Member] Class A Common Shares [Member] Operating Partnership [Member]	Jun. 14, 2013 RJ LLC [Member] Property	Dec. 31, 2012 RJ LLC [Member] Class B Common Shares [Member]	Jun. 14, 2013 RJ LLC [Member] Class A Common Shares [Member]	Dec. 31, 2012 RJ LLC [Member] 3.5% Convertible Perpetual Preferred Units [Member]	Jun. 30, 2013 2,770 Property Contribution [Member]	Dec. 31, 2011 2,770 Property Contribution [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Feb. 28, 2013 2,770 Property Contribution [Member] Series C convertible units [Member] Operating Partnership [Member]	Feb. 28, 2013 2,770 Property Contribution [Member] Class B Common Shares [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Class B Common Shares [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Business Acquisition One [Member] Property
Nonmonetary Transaction [Line Items]
Net carrying cost					$ 46,635,000																						$ 386,500,000
Units outstanding					32,667																							31,085,974
Common shares issued							635,075	667	667				129,433,425	38,663,998	3,300,000														634,408	634,408
Issuance of units										4,375,000	4,375,000						12,395,965		12,395,965
Acquisition of Joint Venture																		43,609,394
Preferred Units issued		653,492														653,492					653,492		653,492
Conversion to Class A units												653,492
Additional shares issued												705,167										705,167
Number of properties	18,326		3,644	33	367	2,661														377						224	2,770				2,661
Transfer costs					455,000
Investment made in cash by sponsor					556,000
Option to purchase common shares					3,333,334
Aggregate purchase price of shares					50,000,000																			33,535,000	3,516,000	369,371,000
Accounts payable receivables			3,312,000
Accrued expenses receivables			2,306,000
Amounts payable to affiliates related to property acquisitions			4,180,000
Net asset value net of related liabilities																									$ 3,474,000	$ 364,957,000	$ 383,992,000				$ 364,957,000

Fair Value - Additional Information (Detail) (Revolving Credit Facility [Member])	6 Months Ended
Jun. 30, 2013
Revolving Credit Facility [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Debt instrument variable interest rate, description	30 day LIBOR
Debt instrument variable interest rate	2.75%

Fair Value - Fair Value of Contingently Convertible Series E Units Liability (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Contingently convertible Series E units liability	$ 64,881
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Contingently convertible Series E units liability
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Contingently convertible Series E units liability
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Contingently convertible Series E units liability	$ 64,881

Subsequent events - Additional Information (Detail) (USD $)	Jun. 30, 2013 Property	Jun. 30, 2013 Bridge Loan [Member]	Feb. 25, 2013 Bridge Loan [Member]	Mar. 31, 2013 2013 Offering [Member]	Jun. 30, 2013 2013 Offering [Member]	Jun. 30, 2013 2013 Offering [Member] Class A Common Shares [Member]	Aug. 22, 2013 Subsequent Events [Member]	Aug. 06, 2013 Subsequent Events [Member]	Aug. 22, 2013 Subsequent Events [Member]	Jul. 31, 2013 Subsequent Events [Member] Property	Apr. 05, 2013 Subsequent Events [Member] Property	Aug. 21, 2013 Subsequent Events [Member] Class A Common Shares [Member]	Apr. 30, 2013 Subsequent Events [Member] Class A Common Stock [Member]	Mar. 31, 2013 Subsequent Events [Member] Class A Common Stock [Member]	Feb. 28, 2013 Subsequent Events [Member] Bridge Loan [Member]	Mar. 07, 2013 Subsequent Events [Member] Senior Secured Revolving Credit Facility [Member]	Mar. 07, 2013 Subsequent Events [Member] Accordion Facility [Member] Senior Secured Revolving Credit Facility [Member]	Jan. 31, 2013 Subsequent Events [Member] RJ LLC [Member]	Aug. 21, 2013 Subsequent Events [Member] IPO [Member]	Aug. 06, 2013 Subsequent Events [Member] IPO [Member]	Aug. 21, 2013 Subsequent Events [Member] IPO [Member] Class A Common Shares [Member]	Aug. 06, 2013 Subsequent Events [Member] Private Placement [Member]	Mar. 31, 2013 Subsequent Events [Member] 2013 Offering [Member]
Subsequent Event [Line Items]
Number of properties acquired	1,872									1,499	4,055
Aggregate purchase price of properties acquired	$ 272,091,000									$ 208,762,000	$ 631,599,000
Proceeds from offering before fees				747,500,000															105,882,000	705,882,000		75,000,000	747,500,000
Fees associated with the sale of stock																				36,952,000
Price per share																				$ 16		$ 16
Fees associated with the sale of stock				44,003,000	44,003,000														5,029,000	36,952,000			44,003,000
Option to purchase additional shares in offering												55,422,794									6,617,647
Credit facility, additional borrowings, amount								170,000,000
Credit facility, amount outstanding								840,000,000	34,000,000
Credit facility, repayment, amount							90,000,000	716,000,000
Credit facility, maximum borrowing capacity								500,000,000								500,000,000	1,000,000,000
Debt instrument face amount			250,000,000												250			11,000,000
Debt instrument, description of variable rate		LIBOR													LIBOR	30 day LIBOR		LIBOR
Debt instrument, basis spread on variable rate		1.50%													150.00%	275.00%		1.50%
Debt instrument, amount maximum outstanding		115,000,000													115,000,000			3,431,000
Loan guaranteed by operating partnership																		3,597,000
Loan term															90 days
Debt instrument, origination fee		250,000													250,000
Line of credit facility, borrowing capacity description																The amount that may be borrowed under the credit facility will generally be based on the lower of 50% of the value of our qualifying leased and unleased properties and certain other measures based in part on the net income generated by our qualifying leased and un-leased properties, which is referred to as the "Borrowing Base."
Financial covenants, minimum cash and cash equivalents																7,500,000
Financial covenants, maximum leverage ratio																1.5
Financial covenants, minimum tangible net worth																500,000,000
Financial covenants, description																The credit facility requires that we maintain financial covenants relating to the following matters (i) cash and cash equivalents in an aggregate amount of at least $7.5 million; (ii) a maximum leverage ratio of 1.5 to 1.0; and (iii) tangible net worth being not less than $500 million.
Expiration of credit facility period																2 years
Initial structuring fee																5,000,000
Unused commitment fee percentage																0.40%
Common stock, share issued						46,718,750								46,718,750
Common stock, par value														$ 16
Percentage of advisory fee that will be paid as penalty if a registration statement is not filed														50.00%
Shares awarded to members of special committee													6,500
Aggregate value of shares awarded to members of special committee													$ 112,000

Single-family Properties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Real Estate [Abstract]
Land	$ 96,139	$ 498	$ 580,433
Buildings and improvements	411,706	3,018	2,472,921
Total	507,845	3,516	3,053,354
Accumulated depreciation	(2,132)	(21)	(13,850)
Single-family properties, net	505,713	3,495	3,039,504
Balance at beginning of period	3,516
Acquisitions	479,736	3,469
Improvements	24,593	47
Balance at end of period	$ 507,845	$ 3,516

Investment in Real Estate Entity - Additional Information (Detail) (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2013 Property	Jun. 30, 2012	Dec. 31, 2011 Property	Dec. 31, 2012 Property	Jun. 14, 2013
Investment [Line Items]
Convertible preferred stock units issued					653,492
Single-family properties	18,326		33	3,644
Net book value	$ 30,510,000	$ 122,481,000	$ 3,474,000	$ 408,639,000
RJ1 [Member]
Investment [Line Items]
Equity interest				30.00%
Single-family properties				177
Net book value				4,391,000
Promoted interest				20.00%
Total Asset				25,211,000
Total Liabilities				673,000
Total equity				24,538,000
RJ1 [Member] | 6% Return to Investors Achieved [Member]
Investment [Line Items]
Promoted interest				15.00%
Return to investors required				6.00%
RJ1 [Member] | 8.5% Return to Investors Achieved [Member]
Investment [Line Items]
Promoted interest				25.00%
Return to investors required				8.50%
RJ1 [Member] | 11.5% Return to Investors Achieved [Member]
Investment [Line Items]
Promoted interest				35.00%
Return to investors required				11.50%
3.5% Convertible Perpetual Preferred Units [Member] | Operating Partnership [Member]
Investment [Line Items]
Convertible preferred stock units issued				653,492
Dividend Rate For Preferred Units				3.50%
Operating Partnership, value				9,802,000
Ownership interest				100.00%
Carryover basis for equity interest issued				$ 0

Future Minimum Rental Revenues (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013	$ 14,865
2014	767
Total	$ 15,632

Summary of Stock Options Outstanding and Related Valuation Inputs (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Option issued to Trustees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	50,000
Weighted average exercise price	$ 15
Weighted average fair value at date of grant	$ 4.24
Weighted average remaining life (years)	9 years 10 months 24 days
Expected term (years)	7 years
Dividend yield	3.00%
Volatility	39.00%
Risk-free interest rate	1.00%
Options issued to employees of Property Manager and Advisor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	650,000
Weighted average exercise price	$ 15
Weighted average fair value at date of grant	$ 4.24
Weighted average remaining life (years)	9 years 10 months 24 days
Expected term (years)	7 years
Dividend yield	3.00%
Volatility	39.00%
Risk-free interest rate	1.00%

Assumption Used to Determine Grant Date Value of Subscription Agreement (Detail)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Expected volatility	26.40%
Expected term	1 year 6 months
Risk-free interest rate	0.20%
Dividend yield	3.00%

Geographic Concentrations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting [Abstract]
Number of reportable segments	1

Geographic Concentrations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 TEXAS [Member]	Dec. 31, 2012 GEORGIA [Member]	Dec. 31, 2012 ARIZONA [Member]	Dec. 31, 2011 ARIZONA [Member]	Dec. 31, 2012 FLORIDA [Member]	Dec. 31, 2011 NEVADA [Member]	Dec. 31, 2012 Rental Income TEXAS [Member]	Dec. 31, 2012 Rental Income GEORGIA [Member]	Dec. 31, 2012 Rental Income ARIZONA [Member]	Dec. 31, 2011 Rental Income ARIZONA [Member]	Dec. 31, 2012 Rental Income FLORIDA [Member]	Dec. 31, 2011 Rental Income NEVADA [Member]	Dec. 31, 2012 Net Book Value TEXAS [Member]	Dec. 31, 2012 Net Book Value GEORGIA [Member]	Dec. 31, 2012 Net Book Value ARIZONA [Member]	Dec. 31, 2011 Net Book Value ARIZONA [Member]	Dec. 31, 2012 Net Book Value FLORIDA [Member]	Dec. 31, 2011 Net Book Value NEVADA [Member]
Entity Wide Disclosure On Geographic Areas Countries Where Parent Company Had Material Concentration Of Operating Assets [Line Items]
Rental income	$ 17,585	$ 184	$ 24,144	$ 280	$ 65	$ 4,540	$ 327	$ 506	$ 844	$ 6	$ 969	$ 59
Concentration risk percentage													7.20%	11.10%	18.60%	9.20%	21.30%	90.80%	10.40%	11.20%	14.90%	37.70%	16.80%	62.30%
Net book value							$ 52,640	$ 57,042	$ 75,446	$ 1,319	$ 85,196	$ 2,176

Schedule III - Real Estate And Accumulated Depreciation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Home		Dec. 31, 2011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	3,644
Initial Cost to Company, Land	$ 96,139,000
Initial Cost to Company, Depreciable Property	387,066,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	24,640,000
Total Costs as of End of period, Land	96,139,000
Total Costs as of End of period, Depreciable Property	411,706,000
Total Costs as of End of period, Total	507,845,000		3,516,000
Accumulated Depreciation	(2,132,000)	[1]	(21,000)
ARIZONA [Member] | Minimum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	596
Initial Cost to Company, Land	10,468,000
Initial Cost to Company, Depreciable Property	60,623,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	4,704,000
Total Costs as of End of period, Land	10,468,000
Total Costs as of End of period, Depreciable Property	65,327,000
Total Costs as of End of period, Total	75,795,000
Accumulated Depreciation	(436,000)	[1]
Date of Acquisition	2011
ARIZONA [Member] | Maximum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized Subsequent to Acquisition, Land
Date of Acquisition	2012
CALIFORNIA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	108
Initial Cost to Company, Land	5,577,000
Initial Cost to Company, Depreciable Property	15,141,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	703,000
Total Costs as of End of period, Land	5,577,000
Total Costs as of End of period, Depreciable Property	15,844,000
Total Costs as of End of period, Total	21,421,000
Accumulated Depreciation	(19,000)	[1]
Date of Acquisition	2012
COLORADO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	25
Initial Cost to Company, Land	894,000
Initial Cost to Company, Depreciable Property	3,539,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	238,000
Total Costs as of End of period, Land	894,000
Total Costs as of End of period, Depreciable Property	3,777,000
Total Costs as of End of period, Total	4,671,000
Accumulated Depreciation	(22,000)	[1]
Date of Acquisition	2012
FLORIDA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	568
Initial Cost to Company, Land	15,367,000
Initial Cost to Company, Depreciable Property	65,594,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	4,506,000
Total Costs as of End of period, Land	15,367,000
Total Costs as of End of period, Depreciable Property	70,100,000
Total Costs as of End of period, Total	85,467,000
Accumulated Depreciation	(440,000)	[1]
Date of Acquisition	2012
GEORGIA [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	423
Initial Cost to Company, Land	11,710,000
Initial Cost to Company, Depreciable Property	39,798,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	5,696,000
Total Costs as of End of period, Land	11,710,000
Total Costs as of End of period, Depreciable Property	45,494,000
Total Costs as of End of period, Total	57,204,000
Accumulated Depreciation	(272,000)	[1]
Date of Acquisition	2012
ILLINOIS
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	317
Initial Cost to Company, Land	6,452,000
Initial Cost to Company, Depreciable Property	32,439,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	824,000
Total Costs as of End of period, Land	6,452,000
Total Costs as of End of period, Depreciable Property	33,263,000
Total Costs as of End of period, Total	39,715,000
Accumulated Depreciation	(39,000)	[1]
Date of Acquisition	2012
INDIANA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	122
Initial Cost to Company, Land	2,636,000
Initial Cost to Company, Depreciable Property	10,122,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	799,000
Total Costs as of End of period, Land	2,636,000
Total Costs as of End of period, Depreciable Property	10,921,000
Total Costs as of End of period, Total	13,557,000
Accumulated Depreciation	(64,000)	[1]
Date of Acquisition	2012
NORTH CAROLINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	155
Initial Cost to Company, Land	4,315,000
Initial Cost to Company, Depreciable Property	16,199,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	730,000
Total Costs as of End of period, Land	4,315,000
Total Costs as of End of period, Depreciable Property	16,929,000
Total Costs as of End of period, Total	21,244,000
Accumulated Depreciation	(64,000)	[1]
Date of Acquisition	2012
NEVADA [Member] | Minimum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	203
Initial Cost to Company, Land	4,708,000
Initial Cost to Company, Depreciable Property	23,015,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	2,608,000
Total Costs as of End of period, Land	4,708,000
Total Costs as of End of period, Depreciable Property	25,623,000
Total Costs as of End of period, Total	30,331,000
Accumulated Depreciation	(455,000)	[1]
Date of Acquisition	2011
NEVADA [Member] | Maximum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Cost Capitalized Subsequent to Acquisition, Land
Date of Acquisition	2012
OHIO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	302
Initial Cost to Company, Land	7,729,000
Initial Cost to Company, Depreciable Property	29,139,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	1,039,000
Total Costs as of End of period, Land	7,729,000
Total Costs as of End of period, Depreciable Property	30,178,000
Total Costs as of End of period, Total	37,907,000
Accumulated Depreciation	(60,000)	[1]
Date of Acquisition	2012
SOUTH CAROLINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	18
Initial Cost to Company, Land	618,000
Initial Cost to Company, Depreciable Property	2,277,000
Cost Capitalized Subsequent to Acquisition, Land
Total Costs as of End of period, Land	618,000
Total Costs as of End of period, Depreciable Property	2,277,000
Total Costs as of End of period, Total	2,895,000
Date of Acquisition	2012
TENNESSEE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	220
Initial Cost to Company, Land	7,873,000
Initial Cost to Company, Depreciable Property	31,343,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	609,000
Total Costs as of End of period, Land	7,873,000
Total Costs as of End of period, Depreciable Property	31,952,000
Total Costs as of End of period, Total	39,825,000
Accumulated Depreciation	(156,000)	[1]
Date of Acquisition	2012
TEXAS [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	455
Initial Cost to Company, Land	10,570,000
Initial Cost to Company, Depreciable Property	40,282,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	1,864,000
Total Costs as of End of period, Land	10,570,000
Total Costs as of End of period, Depreciable Property	42,146,000
Total Costs as of End of period, Total	52,716,000
Accumulated Depreciation	(103,000)	[1]
Date of Acquisition	2012
UTAH
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	104
Initial Cost to Company, Land	5,830,000
Initial Cost to Company, Depreciable Property	13,612,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	293,000
Total Costs as of End of period, Land	5,830,000
Total Costs as of End of period, Depreciable Property	13,905,000
Total Costs as of End of period, Total	19,735,000
Accumulated Depreciation	(2,000)	[1]
Date of Acquisition	2012
WASHINGTON
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Single- Family Homes	28
Initial Cost to Company, Land	1,392,000
Initial Cost to Company, Depreciable Property	3,943,000
Cost Capitalized Subsequent to Acquisition, Land
Cost Capitalized Subsequent to Acquisition, Depreciable Property	27,000
Total Costs as of End of period, Land	1,392,000
Total Costs as of End of period, Depreciable Property	3,970,000
Total Costs as of End of period, Total	5,362,000
Accumulated Depreciation	$ 0	[1]
Date of Acquisition	2012

[1]	Except for amounts attributed to land, real estate related assets are depreciated over their estimated useful lives of 5 to 30 years using the straight-line method.

Schedule III - Real Estate And Accumulated Depreciation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Real estate related assets estimated useful life	5 years
Maximum [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Real estate related assets estimated useful life	30 years

Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Real Estate And Accumulated Depreciation Disclosure [Abstract]
Balance at beginning of period	$ 21
Depreciation expense on properties	2,111		21
Balance at end of period	$ 2,132	[1]	$ 21

[1]	Except for amounts attributed to land, real estate related assets are depreciated over their estimated useful lives of 5 to 30 years using the straight-line method.